UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2010

Item 1. Reports to Stockholders

Fidelity®
California
Municipal Income
Fund

Semiannual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	.74%
Actual		$ 1,000.00	$ 1,062.50	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.48	$ 3.77
Class T	.74%
Actual		$ 1,000.00	$ 1,063.20	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.48	$ 3.77
Class B	1.37%
Actual		$ 1,000.00	$ 1,059.20	$ 7.11
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.97
Class C	1.50%
Actual		$ 1,000.00	$ 1,058.50	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
California Municipal Income	.46%
Actual		$ 1,000.00	$ 1,063.20	$ 2.39
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,063.50	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.6	44.5
Transportation	11.0	12.0
Health Care	10.9	10.6
Education	6.5	6.3
Water & Sewer	6.0	5.5
Weighted Average Maturity as of August 31, 2010
		6 months ago
Years	7.0	9.6

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	7.6	7.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
AAA 4.2%	AAA 3.2%
AA,A 79.7%	AA,A 59.5%
BBB 10.4%	BBB 31.2%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 1.6%	Not Rated 3.1%
Short-Term Investments and Net Other Assets 3.9%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.1%
	Principal Amount (000s)	Value (000s)
California - 94.9%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 397
5% 8/1/18	330	346
5% 8/1/19	555	578
(Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	3,000	3,361
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	762
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	974
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,656
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	3,009
5% 12/1/20 (AMBAC Insured)	2,810	3,137
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,736
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	2,022
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,629
5.5% 4/1/26 (FSA Insured)	1,000	1,016
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,202
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	867
0% 9/1/22 (FSA Insured)	5,150	2,769
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,171
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,169
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,798
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,326
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,491
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	$ 5,000	$ 5,138
5% 8/1/17 (FGIC Insured)	5,030	5,433
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	6,114
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (c)	1,840	1,944
5.25% 7/1/14 (AMBAC Insured) (c)	2,035	2,238
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,392
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,508
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,434
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	3,722
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,181
Cabrillo Unified School District Series A:
0% 8/1/12 (AMBAC Insured)	2,800	2,661
0% 8/1/17 (AMBAC Insured)	1,000	757
0% 8/1/18 (AMBAC Insured)	2,000	1,437
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series J1, 7% 12/1/12	730	836
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5% 5/1/17	1,000	1,081
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (d)	8,400	9,210
6% 5/1/13	2,320	2,550
6% 5/1/14 (Pre-Refunded to 5/1/12 @ 101) (d)	2,000	2,209
California Econ. Recovery Series 2009 A:
5% 7/1/22	3,800	4,234
5.25% 7/1/14	2,095	2,429
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,093
6% 3/1/38	1,000	1,078
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,514
5% 2/1/17	1,000	933
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	1,825
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2010 A:
5% 10/1/25	$ 5,860	$ 6,339
5% 10/1/30	1,000	1,038
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	764
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,589
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,145
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	932
4% 9/1/21	1,000	1,075
4% 9/1/22	740	779
4% 9/1/23	1,080	1,128
4% 9/1/24	1,125	1,166
5% 9/1/19	400	473
5% 9/1/39	5,000	5,161
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,112
Series 2005, 5.5% 6/1/28	275	276
Series 2007:
5.625% 5/1/20	150	152
5.625% 5/1/26	215	218
5.75% 5/1/30	160	162
4.5% 8/1/30	3,250	3,150
4.5% 10/1/36	3,075	2,820
5% 3/1/15	2,130	2,431
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,819
5% 9/1/17	750	851
5% 3/1/19	3,000	3,435
5% 8/1/22	1,500	1,636
5% 10/1/22	1,355	1,511
5% 11/1/22	1,600	1,771
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,099
5% 12/1/22	3,500	3,878
5% 2/1/23	1,095	1,168
5% 2/1/26	1,500	1,534
5% 3/1/26	2,800	2,947
5% 6/1/26	2,600	2,748
5% 6/1/27 (AMBAC Insured)	2,800	2,937
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,800	$ 2,826
5% 6/1/31	2,000	2,035
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,028
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,007
5% 8/1/33	2,300	2,327
5.125% 11/1/24	2,800	2,981
5.125% 2/1/26	2,800	2,947
5.25% 2/1/14	4,045	4,525
5.25% 10/1/14	140	140
5.25% 2/1/16	7,500	8,337
5.25% 10/1/17	105	105
5.25% 11/1/18	3,000	3,323
5.25% 2/1/20	6,805	7,429
5.25% 2/1/22	2,020	2,180
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,692
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,888
5.25% 2/1/29	5,000	5,149
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,077
5.25% 4/1/30	35	36
5.25% 2/1/33	8,150	8,301
5.25% 12/1/33	105	109
5.25% 3/1/38	6,000	6,210
5.375% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	37
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	800	820
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	101
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,498
5.5% 4/1/30	25	27
5.5% 11/1/33	30,940	33,044
5.5% 11/1/34	2,535	2,727
5.5% 11/1/39	1,810	1,931
6% 4/1/18	1,570	1,930
6% 3/1/33	3,900	4,403
6% 4/1/38	8,450	9,382
6% 11/1/39	8,000	8,924
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
6.5% 4/1/33	$ 11,500	$ 13,497
6.75% 8/1/12	1,100	1,227
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	5,000	5,506
Series 2008 H, 5.125% 7/1/22	3,000	3,147
Series 2008 L, 5.125% 7/1/22	3,000	3,147
Series 2009 C, 5%, tender 7/2/12 (b)	6,300	6,705
Series 2009 E, 5.625% 7/1/25	5,000	5,387
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,646
Series 2009, 5% 8/15/39	5,000	5,003
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	2,345	2,488
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,340
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,000	5,671
(Providence Health and Svcs. Proj.) Series 2009 B, 5.5% 10/1/39	2,000	2,146
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,064
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,094
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	6,200	6,346
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	5,063
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	4,327	2,882
Series 1983 B, 0% 8/1/15	60	36
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,066
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,120
5% 12/1/32	1,000	1,015
5% 12/1/42	3,000	2,985
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,052
5.25% 2/1/32 (AMBAC Insured)	6,295	6,324
Series 2005, 5% 10/1/33	7,235	7,593
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	$ 5,000	$ 4,922
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	316
5% 7/1/20	500	522
5.75% 7/1/40	5,000	5,116
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,178
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	4,335	4,486
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,906
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (b)(c)	9,000	9,555
Series 2003 A, 5%, tender 5/1/13 (b)(c)	3,000	3,141
Series 2005 A1, 4.7%, tender 4/1/12 (b)(c)	3,250	3,352
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,837
5% 6/1/14	2,000	2,208
5.25% 6/1/24	5,400	5,660
5.25% 6/1/25	5,000	5,219
5.25% 6/1/30	4,000	4,052
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,434
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	3,004
Series 2006 G:
5% 11/1/20	1,825	1,998
5% 11/1/21	2,020	2,199
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	5,057
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,295
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,634
5.5% 6/1/15	1,000	1,106
5.5% 6/1/17	9,980	10,924
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	$ 2,455	$ 2,735
5% 11/1/16 (FGIC Insured)	2,000	2,232
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	2,000	2,155
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,071
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,401
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,683
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,200	4,693
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,996
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,898
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	3,049
5.125% 6/1/29	5,000	5,056
5.5% 6/1/19	2,000	2,158
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,775	5,184
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,490
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,585
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,418
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,139
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,597
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,637
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,906
Series 2006 E:
5% 10/1/23	2,410	2,673
5.25% 10/1/21	2,900	3,349
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2009 G1, 5.75% 10/1/30	$ 1,800	$ 1,933
Series 2009 I:
5.5% 11/1/23	1,535	1,665
6.125% 11/1/29	1,200	1,332
6.25% 11/1/21	2,000	2,344
6.375% 11/1/34	3,000	3,305
California State Univ. Rev.:
(Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,406
5.5% 11/1/16 (AMBAC Insured)	1,500	1,645
Series 2009 A:
5.75% 11/1/25	3,675	4,403
5.75% 11/1/28	6,525	7,619
6% 11/1/40	7,240	8,336
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	7,965	8,560
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,425	2,606
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	5,161
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,925
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	937
Series 2005 G, 5.25% 7/1/13	1,475	1,553
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	138
5% 8/15/19	50	54
5.75% 8/15/38	3,000	3,126
6.25% 8/15/33	2,500	2,715
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,275
Series 2007 A:
4.75% 4/1/33	2,000	1,957
5% 4/1/31	4,900	4,916
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	8,355	8,355
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	$ 9,000	$ 9,352
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	14,500	16,008
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	7,000	7,087
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	4,132
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (d)	1,420	1,517
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	1,910	2,028
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	882
0% 5/1/16	1,365	1,145
0% 5/1/17	1,155	924
0% 5/1/18	1,335	1,001
0% 5/1/19	1,000	707
0% 5/1/34 (a)	5,300	3,371
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,471
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,584
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,103
5% 11/1/25 (AMBAC Insured)	3,820	4,188
5% 11/1/33 (AMBAC Insured)	5,000	5,204
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,694
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,295	3,336
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,323
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,701
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Commerce Refuse to Energy Auth. Rev. Series 2005: - continued
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,685	$ 2,976
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,627
5% 8/1/25 (FSA Insured)	1,435	1,555
5% 8/1/26 (FSA Insured)	2,000	2,166
5% 8/1/27 (FSA Insured)	1,785	1,921
5% 8/1/31 (FSA Insured)	5,000	5,259
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,777
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,419
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,291
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,007
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	595	610
5% 9/1/12 (AMBAC Insured)	625	655
5% 9/1/13 (AMBAC Insured)	655	690
5% 9/1/14 (AMBAC Insured)	690	733
5% 9/1/15 (AMBAC Insured)	725	781
5% 9/1/18 (AMBAC Insured)	835	879
5% 9/1/20 (AMBAC Insured)	925	952
5% 9/1/22 (AMBAC Insured)	1,020	1,034
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,256
6% 3/1/20 (FSA Insured)	1,000	1,175
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/11	2,780	2,801
5% 4/1/12	4,210	4,243
5% 4/1/13	1,830	1,844
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2008 H, 5% 7/1/35	2,500	2,656
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	8,340	8,710
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,509
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,566
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	$ 1,665	$ 784
0% 10/1/25 (AMBAC Insured)	1,665	733
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	606
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,463
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	876
0% 11/1/16 (Escrowed to Maturity) (d)	3,500	3,107
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,224
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,449
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	818
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,149
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,843
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	4,314
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,678
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	21,807
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,934
5.75% 1/15/40	8,155	8,143
5.875% 1/15/27	4,000	4,046
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,565
5.875% 1/15/29	4,000	4,037
Series A, 0% 1/1/18 (Escrowed to Maturity) (d)	1,000	866
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	$ 2,645	$ 2,707
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,105
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,553
5% 6/1/45	12,125	11,642
5% 6/1/45	2,775	2,664
Series 2007 A1:
5% 6/1/11	790	804
5% 6/1/12	1,400	1,449
5% 6/1/13	1,000	1,045
5% 6/1/14	2,000	2,097
5% 6/1/15	1,000	1,049
5% 6/1/33	3,000	2,365
5.125% 6/1/47	2,600	1,750
5.75% 6/1/47	5,000	3,731
5% 6/1/45 (FSA Insured)	275	272
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	1,884
Indio Pub. Fing. Auth. Lease Rev. Series 2007 B, 3.8%, tender 11/1/12 (b)	2,500	2,559
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (National Public Finance Guarantee Corp. Insured)	555	577
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	498
5% 8/1/22	450	548
5% 8/1/23	485	581
5% 8/1/24	1,000	1,183
5% 8/1/26	1,370	1,587
5% 8/1/28	760	864
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	3,168
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	5,076
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,939
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	$ 9,750	$ 2,990
Long Beach Hbr. Rev.:
Series 1998 A, 6% 5/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,500	3,801
Series 2005 A, 5% 5/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,030
Series 2010 B, 5% 5/15/22	2,735	3,253
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,308
Series A, 5.75% 8/1/33	2,800	3,191
Los Angeles Cmnty. College District:
Series 2007 A, 5% 8/1/32	10,000	10,692
Series 2008 A, 6% 8/1/33	10,000	11,625
Series 2009 A, 5.5% 8/1/29	1,000	1,132
Series 2010 C, 5.25% 8/1/39	2,800	3,034
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,866
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (d)	3,380	3,276
(Disney Parking Proj.):
0% 3/1/11	1,950	1,939
0% 3/1/12	2,180	2,135
0% 3/1/13	6,490	6,215
0% 9/1/14 (AMBAC Insured)	3,860	3,530
0% 3/1/18	3,000	2,294
0% 3/1/19	3,200	2,299
0% 3/1/20	1,000	671
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,164
5.375% 9/1/17 (FSA Insured)	1,095	1,215
5.375% 9/1/18 (FSA Insured)	1,155	1,277
5.375% 9/1/19 (FSA Insured)	1,210	1,332
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,722
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,194
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev.: - continued
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	$ 1,000	$ 1,108
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,990	4,357
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,410	1,531
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (d)	3,120	3,130
4.75% 8/15/16 (Escrowed to Maturity) (d)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity) (d)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	3,094
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,500	5,553
Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,565
Series 2007 A2, 5% 7/1/44	6,765	7,141
Los Angeles Habor Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity) (d)	10,690	13,159
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,947
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,381
Series 2007 A1, 4.5% 1/1/28	6,900	6,985
Series 2010 KRY, 5.25% 7/1/34	5,000	5,390
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	11,423
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (d)	1,760	2,140
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,470
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	531
5% 7/1/39	4,095	4,300
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,510
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	617
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 1,212
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,318
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,574
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,632
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,020
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (d)	5,000	5,851
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	632
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	675
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,981
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	619
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,417
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,374
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	5,349
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,368
12% 8/1/17 (FSA Insured)	1,000	1,645
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 A, 5% 12/1/24	2,000	2,069
Series 2009 E, 5%, tender 2/7/13 (b)	2,800	3,030
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,593
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,062
5% 9/1/17 (AMBAC Insured)	2,735	2,888
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,679
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (d)	$ 3,850	$ 5,499
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,100	6,633
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,491
Novato Unified School District Series 2002, 5.25% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,048
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	3,000	3,360
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,228
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (d)	1,000	1,193
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,111
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,293
6.5% 8/1/24	1,220	1,420
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,519
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	3,400	3,478
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev. Series 1997, 5.75% 12/1/11 (AMBAC Insured) (c)	4,000	4,167
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	4,086
Oxnard Fin. Auth. Solid Waste Rev. Series 2005, 5% 5/1/12 (AMBAC Insured) (c)	2,065	2,144
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	3,125
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,448
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,616
4% 9/1/13	1,855	1,946
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,285
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Placer County Union High School District Series A: - continued
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 606
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	755	783
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,245	5,254
5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	4,000	4,010
Series 2002 L:
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,030	3,162
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (c)(d)	375	413
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,800	2,964
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,850	6,159
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,355	3,511
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,740	2,843
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	10,910	11,914
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,885	3,143
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,185	2,381
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	3,572
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	6,705	6,162
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (b)	2,815	2,887
4%, tender 12/1/11 (FSA Insured) (b)	6,500	6,736
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,605
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,825	$ 3,018
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,805	11,135
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	2,036
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,044
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,144
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,778
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	687
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,282
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	600
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	786
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	757
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,232
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	6,104
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,566
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,825	6,998
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	5,900	6,888
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,134
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (d)	8,300	11,593
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,876
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,082
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,700
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	$ 2,000	$ 2,302
5% 11/15/17 (AMBAC Insured)	2,000	2,293
5% 11/15/18 (AMBAC Insured)	2,000	2,265
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,244
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,773
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (c)	1,000	1,100
5.25% 7/1/16 (AMBAC Insured) (c)	1,400	1,561
5% 7/1/12 (AMBAC Insured) (c)	2,200	2,335
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29	5,000	5,333
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000	3,259
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,888
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	6,000	6,016
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,527
Second Series 32F, 5.25% 5/1/19	2,500	3,013
Second Series 32H:
5% 5/1/11 (CIFG North America Insured) (c)	2,325	2,386
5% 5/1/12 (CIFG North America Insured) (c)	1,000	1,062
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,079
6.625% 8/1/39	1,000	1,069
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2002 A, 5% 11/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,810	7,020
Series 2010 D, 5% 11/1/16	5,000	6,049
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,244
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,050
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.): - continued
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,645	$ 3,944
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (d)	4,000	2,302
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	3,181
5.5% 1/15/28	1,060	987
Series A:
0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,552
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,894
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	1,955
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	1,006
San Jose Int'l. Arpt. Rev.:
Series 2001 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,020
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (c)	1,180	1,299
5% 3/1/24 (AMBAC Insured) (c)	9,690	10,172
5% 3/1/37 (AMBAC Insured) (c)	10,000	9,714
San Jose Unified School District Santa Clara County:
Series 2002 A, 5.375% 8/1/20 (FSA Insured)	1,895	1,985
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,941
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,167
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (d)	1,990	1,803
San Mateo County Cmnty. College District:
Series 2006 B, 5% 9/1/38	4,100	4,294
Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,250
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,049
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 1,133
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	751
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	710
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,168
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,051
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,593
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	2,032
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,556
0% 9/1/22 (AMBAC Insured)	2,900	1,628
0% 9/1/25 (AMBAC Insured)	6,800	3,149
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	5,119
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	426
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,251
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,987
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,023
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,650
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,072
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	650	650
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,077
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,384
6% 6/1/22	1,100	1,137
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Unified School District Series 2008 Z, 6% 8/1/33	$ 5,000	$ 5,731
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,683
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,695
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	752
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	1,858
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,039
Series 2007 D, 5% 5/15/25	4,250	4,711
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	805
5.5% 5/15/24 (AMBAC Insured)	370	378
Series 2008 L, 5% 5/15/40	3,000	3,196
Series 2009 O, 5.75% 5/15/34	9,900	11,413
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,235
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	5,360	5,378
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,877
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (d)	1,000	1,180
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (d)	1,380	1,629
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,570
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,096
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,315
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	141
5.375% 8/1/16 (FSA Insured)	100	108
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	932
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	816
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	367
5.25% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	$ 3,000	$ 3,214
6.25% 7/1/39	6,000	6,441
Series A:
5% 7/1/23	1,460	1,505
5% 7/1/25	1,665	1,705
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,652
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,897
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,451
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,201
		1,712,829
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	535	545
5.375% 10/1/14	1,000	1,099
5.875% 10/1/18	1,565	1,825
		3,469
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 3.136% 7/1/21 (FGIC Insured) (b)	4,600	3,755
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	7,000	7,805
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,500	1,594
		13,154
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,545
Series 2009 B, 5% 10/1/25	1,500	1,564
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series A:
5% 10/1/10	$ 445	$ 445
5.25% 10/1/15	1,255	1,378
		4,932
TOTAL INVESTMENT PORTFOLIO - 96.1% (Cost $1,653,281)	1,734,384
NET OTHER ASSETS (LIABILITIES) - 3.9%	70,207
NET ASSETS - 100%	$ 1,804,591
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	44.6%
Transportation	11.0%
Health Care	10.9%
Education	6.5%
Water & Sewer	6.0%
Others* (Individually Less Than 5%)	21.0%
100.0%
*Includes net other assets
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $24,208,000 of which $22,249,000 and $1,959,000 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,653,281)		$ 1,734,384
Cash		56,401
Receivable for investments sold		36
Receivable for fund shares sold		1,334
Interest receivable		19,437
Other receivables		14
Total assets		1,811,606

Liabilities
Payable for investments purchased	$ 2,945
Payable for fund shares redeemed	1,144
Distributions payable	1,936
Accrued management fee	544
Distribution and service plan fees payable	29
Other affiliated payables	385
Other payables and accrued expenses	32
Total liabilities		7,015

Net Assets		$ 1,804,591
Net Assets consist of:
Paid in capital		$ 1,747,017
Undistributed net investment income		1,608
Accumulated undistributed net realized gain (loss) on investments		(25,137)
Net unrealized appreciation (depreciation) on investments		81,103
Net Assets		$ 1,804,591

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($45,201 ÷ 3,648.5 shares)	$ 12.39

Maximum offering price per share (100/96.00 of $12.39)	$ 12.91
Class T: Net Asset Value and redemption price per share ($5,992 ÷ 482.5 shares)	$ 12.42

Maximum offering price per share (100/96.00 of $12.42)	$ 12.94
Class B: Net Asset Value and offering price per share ($2,660 ÷ 214.9 shares)A	$ 12.38

Class C: Net Asset Value and offering price per share ($19,818 ÷ 1,601.9 shares)A	$ 12.37

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,703,389 ÷ 137,661.2 shares)	$ 12.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,531 ÷ 2,220.8 shares)	$ 12.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2010 (Unaudited)

Investment Income
Interest		$ 40,331

Expenses
Management fee	$ 3,166
Transfer agent fees	613
Distribution and service plan fees	170
Accounting fees and expenses	160
Custodian fees and expenses	12
Independent trustees' compensation	3
Registration fees	69
Audit	25
Legal	6
Miscellaneous	11
Total expenses before reductions	4,235
Expense reductions	(25)	4,210
Net investment income		36,121
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,013
Change in net unrealized appreciation (depreciation) on investment securities		71,083
Net gain (loss)		72,096
Net increase (decrease) in net assets resulting from operations		$ 108,217

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 36,121	$ 68,706
Net realized gain (loss)	1,013	1,693
Change in net unrealized appreciation (depreciation)	71,083	64,016
Net increase (decrease) in net assets resulting from operations	108,217	134,415
Distributions to shareholders from net investment income	(35,918)	(68,323)
Distributions to shareholders from net realized gain	-	(28)
Total distributions	(35,918)	(68,351)
Share transactions - net increase (decrease)	38,570	125,187
Redemption fees	23	18
Total increase (decrease) in net assets	110,892	191,269

Net Assets
Beginning of period	1,693,699	1,502,430
End of period (including undistributed net investment income of $1,608 and undistributed net investment income of $1,405, respectively)	$ 1,804,591	$ 1,693,699

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 G	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 11.40	$ 11.63	$ 12.41	$ 12.46	$ 12.56
Income from Investment Operations
Net investment income E	.236	.472	.459	.457	.478	.490
Net realized and unrealized gain (loss)	.499	.486	(.224)	(.711)	.050	(.025)
Total from investment operations	.735	.958	.235	(.254)	.528	.465
Distributions from net investment income	(.235)	(.468)	(.461)	(.457)	(.483)	(.490)
Distributions from net realized gain	-	- H	(.004)	(.069)	(.095)	(.075)
Total distributions	(.235)	(.468)	(.465)	(.526)	(.578)	(.565)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.39	$ 11.89	$ 11.40	$ 11.63	$ 12.41	$ 12.46
Total Return B,C,D	6.25%	8.57%	2.04%	(2.15)%	4.36%	3.78%
Ratios to Average Net Assets F
Expenses before reductions	.74% A	.77%	.75%	.73%	.64%	.65%
Expenses net of fee waivers, if any	.74%A	.77%	.75%	.73%	.64%	.65%
Expenses net of all reductions	.74%A	.77%	.74%	.70%	.62%	.62%
Net investment income	3.89%A	4.05%	3.98%	3.76%	3.88%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 45	$ 44	$ 34	$ 20	$ 13	$ 11
Portfolio turnover rate	6%A	15%	26%	27%	23%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008G	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.42	$ 11.65	$ 12.43	$ 12.48	$ 12.58
Income from Investment Operations
Net investment incomeE	.237	.477	.464	.458	.466	.477
Net realized and unrealized gain (loss)	.508	.486	(.227)	(.712)	.048	(.027)
Total from investment operations	.745	.963	.237	(.254)	.514	.450
Distributions from net investment income	(.235)	(.473)	(.463)	(.457)	(.469)	(.475)
Distributions from net realized gain	-	-H	(.004)	(.069)	(.095)	(.075)
Total distributions	(.235)	(.473)	(.467)	(.526)	(.564)	(.550)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.42	$ 11.91	$ 11.42	$ 11.65	$ 12.43	$ 12.48
Total ReturnB,C,D	6.32%	8.59%	2.05%	(2.15)%	4.24%	3.66%
Ratios to Average Net AssetsF
Expenses before reductions	.74%A	.73%	.73%	.74%	.75%	.77%
Expenses net of fee waivers, if any	.74%A	.73%	.73%	.74%	.75%	.77%
Expenses net of all reductions	.74%A	.73%	.72%	.70%	.72%	.73%
Net investment income	3.89%A	4.09%	4.00%	3.75%	3.77%	3.81%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 6	$ 7	$ 5	$ 5	$ 4
Portfolio turnover rate	6%A	15%	26%	27%	23%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008G	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 11.39	$ 11.62	$ 12.40	$ 12.45	$ 12.55
Income from Investment Operations
Net investment incomeE	.198	.397	.387	.376	.383	.394
Net realized and unrealized gain (loss)	.498	.488	(.228)	(.712)	.049	(.026)
Total from investment operations	.696	.885	.159	(.336)	.432	.368
Distributions from net investment income	(.196)	(.395)	(.385)	(.375)	(.387)	(.393)
Distributions from net realized gain	-	-H	(.004)	(.069)	(.095)	(.075)
Total distributions	(.196)	(.395)	(.389)	(.444)	(.482)	(.468)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.38	$ 11.88	$ 11.39	$ 11.62	$ 12.40	$ 12.45
Total ReturnB,C,D	5.92%	7.90%	1.38%	(2.81)%	3.57%	2.99%
Ratios to Average Net AssetsF
Expenses before reductions	1.37%A	1.40%	1.41%	1.41%	1.41%	1.42%
Expenses net of fee waivers, if any	1.37%A	1.40%	1.41%	1.41%	1.41%	1.42%
Expenses net of all reductions	1.37%A	1.40%	1.40%	1.37%	1.39%	1.39%
Net investment income	3.26%A	3.42%	3.33%	3.08%	3.11%	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 3	$ 4	$ 5	$ 5	$ 5
Portfolio turnover rate	6%A	15%	26%	27%	23%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008G	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 11.38	$ 11.61	$ 12.40	$ 12.44	$ 12.55
Income from Investment Operations
Net investment incomeE	.190	.384	.374	.364	.371	.382
Net realized and unrealized gain (loss)	.499	.488	(.225)	(.721)	.061	(.035)
Total from investment operations	.689	.872	.149	(.357)	.432	.347
Distributions from net investment income	(.189)	(.382)	(.375)	(.364)	(.377)	(.382)
Distributions from net realized gain	-	-H	(.004)	(.069)	(.095)	(.075)
Total distributions	(.189)	(.382)	(.379)	(.433)	(.472)	(.457)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.37	$ 11.87	$ 11.38	$ 11.61	$ 12.40	$ 12.44
Total ReturnB,C,D	5.85%	7.78%	1.29%	(2.98)%	3.56%	2.81%
Ratios to Average Net AssetsF
Expenses before reductions	1.50%A	1.51%	1.49%	1.50%	1.50%	1.52%
Expenses net of fee waivers, if any	1.50%A	1.51%	1.49%	1.50%	1.50%	1.52%
Expenses net of all reductions	1.50%A	1.51%	1.48%	1.47%	1.48%	1.49%
Net investment income	3.13%A	3.30%	3.24%	2.99%	3.02%	3.06%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 19	$ 12	$ 8	$ 10	$ 10
Portfolio turnover rate	6%A	15%	26%	27%	23%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008F	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 11.38	$ 11.61	$ 12.40	$ 12.45	$ 12.55
Income from Investment Operations
Net investment incomeD	.253	.506	.495	.491	.499	.512
Net realized and unrealized gain (loss)	.489	.497	(.227)	(.722)	.050	(.025)
Total from investment operations	.742	1.003	.268	(.231)	.549	.487
Distributions from net investment income	(.252)	(.503)	(.494)	(.490)	(.504)	(.512)
Distributions from net realized gain	-	-G	(.004)	(.069)	(.095)	(.075)
Total distributions	(.252)	(.503)	(.498)	(.559)	(.599)	(.587)
Redemption fees added to paid in capitalD,G	-	-	-	-	-	-
Net asset value, end of period	$ 12.37	$ 11.88	$ 11.38	$ 11.61	$ 12.40	$ 12.45
Total ReturnB,C	6.32%	9.00%	2.33%	(1.97)%	4.55%	3.97%
Ratios to Average Net AssetsE
Expenses before reductions	.46%A	.47%	.47%	.46%	.47%	.48%
Expenses net of fee waivers, if any	.46%A	.47%	.47%	.46%	.47%	.48%
Expenses net of all reductions	.46%A	.47%	.46%	.43%	.44%	.45%
Net investment income	4.17%A	4.34%	4.27%	4.03%	4.05%	4.10%
Supplemental Data
Net assets, end of period (in millions)	$ 1,703	$ 1,560	$ 1,427	$ 1,543	$ 1,611	$ 1,601
Portfolio turnover rate	6%A	15%	26%	27%	23%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008F	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.40	$ 11.63	$ 12.42	$ 12.47	$ 12.57
Income from Investment Operations
Net investment incomeD	.250	.503	.491	.486	.493	.509
Net realized and unrealized gain (loss)	.497	.496	(.226)	(.722)	.049	(.025)
Total from investment operations	.747	.999	.265	(.236)	.542	.484
Distributions from net investment income	(.247)	(.499)	(.491)	(.485)	(.497)	(.509)
Distributions from net realized gain	-	-G	(.004)	(.069)	(.095)	(.075)
Total distributions	(.247)	(.499)	(.495)	(.554)	(.592)	(.584)
Redemption fees added to paid in capitalD,G	-	-	-	-	-	-
Net asset value, end of period	$ 12.40	$ 11.90	$ 11.40	$ 11.63	$ 12.42	$ 12.47
Total ReturnB,C	6.35%	8.94%	2.30%	(2.00)%	4.48%	3.94%
Ratios to Average Net AssetsE
Expenses before reductions	.52%A	.51%	.49%	.50%	.53%	.50%
Expenses net of fee waivers, if any	.52%A	.51%	.49%	.50%	.53%	.50%
Expenses net of all reductions	.52%A	.51%	.48%	.47%	.50%	.46%
Net investment income	4.12%A	4.31%	4.24%	3.99%	3.99%	4.08%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 62	$ 19	$ 11	$ 8	$ 2
Portfolio turnover rate	6%A	15%	26%	27%	23%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 93,941
Gross unrealized depreciation	(11,354)
Net unrealized appreciation (depreciation)	$ 82,587

Tax cost	$ 1,651,797

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $68,746 and $54,818, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 54	$ 2
Class T	-%	.25%	8	-
Class B	.65%	.25%	12	9
Class C	.75%	.25%	96	32
			$ 170	$ 43

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Class A	$ 11
Class T	1
Class B*	1
Class C*	3
$ 16

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 22.10
Class T	3.10
Class B	1.09
Class C	11.12
California Municipal Income	547.07
Institutional Class	29.13
	$ 613

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $12 and $13, respectively.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2010	Year ended February 28, 2010
From net investment income
Class A	$ 843	$ 1,662
Class T	122	260
Class B	43	113
Class C	303	529
California Municipal Income	33,659	64,144
Institutional Class	948	1,615
Total	$ 35,918	$ 68,323
From net realized gain
Class A	$ -	$ 1
Class T	-	-*
Class B	-	-*
Class C	-	-*
California Municipal Income	-	26
Institutional Class	-	1
Total	$ -	$ 28

* Amount represents less than $1,000

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010	Six months ended August 31, 2010	Year ended February 28, 2010
Class A
Shares sold	524	2,002	$ 6,308	$ 23,290
Reinvestment of distributions	49	102	593	1,196
Shares redeemed	(602)	(1,396)	(7,229)	(16,330)
Net increase (decrease)	(29)	708	$ (328)	$ 8,156
Class T
Shares sold	46	140	$ 550	$ 1,625
Reinvestment of distributions	8	16	95	186
Shares redeemed	(93)	(242)	(1,122)	(2,825)
Net increase (decrease)	(39)	(86)	$ (477)	$ (1,014)
Class B
Shares sold	23	29	$ 277	$ 344
Reinvestment of distributions	2	4	19	48
Shares redeemed	(27)	(173)	(325)	(2,012)
Net increase (decrease)	(2)	(140)	$ (29)	$ (1,620)
Class C
Shares sold	229	812	$ 2,755	$ 9,452
Reinvestment of distributions	15	26	179	298
Shares redeemed	(259)	(297)	(3,112)	(3,441)
Net increase (decrease)	(15)	541	$ (178)	$ 6,309
California Municipal Income
Shares sold	14,167	28,463	$ 170,184	$ 331,993
Reinvestment of distributions	1,908	3,824	23,014	44,533
Shares redeemed	(9,773)	(26,242)	(117,249)	(304,938)
Net increase (decrease)	6,302	6,045	$ 75,949	$ 71,588
Institutional Class
Shares sold	1,242	4,381	$ 14,876	$ 51,290
Reinvestment of distributions	23	44	283	518
Shares redeemed	(4,260)	(855)	(51,526)	(10,040)
Net increase (decrease)	(2,995)	3,570	$ (36,367)	$ 41,768

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

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(U.K.) Inc.

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(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

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New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

CFL-USAN-1010
1.790942.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
California Municipal Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

August 31, 2010

Class A, Class T, Class B, and Class C are classes of Fidelity® California Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	.74%
Actual		$ 1,000.00	$ 1,062.50	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.48	$ 3.77
Class T	.74%
Actual		$ 1,000.00	$ 1,063.20	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.48	$ 3.77
Class B	1.37%
Actual		$ 1,000.00	$ 1,059.20	$ 7.11
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.97
Class C	1.50%
Actual		$ 1,000.00	$ 1,058.50	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
California Municipal Income	.46%
Actual		$ 1,000.00	$ 1,063.20	$ 2.39
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,063.50	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.6	44.5
Transportation	11.0	12.0
Health Care	10.9	10.6
Education	6.5	6.3
Water & Sewer	6.0	5.5
Weighted Average Maturity as of August 31, 2010
		6 months ago
Years	7.0	9.6

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	7.6	7.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
AAA 4.2%	AAA 3.2%
AA,A 79.7%	AA,A 59.5%
BBB 10.4%	BBB 31.2%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 1.6%	Not Rated 3.1%
Short-Term Investments and Net Other Assets 3.9%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.1%
	Principal Amount (000s)	Value (000s)
California - 94.9%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 397
5% 8/1/18	330	346
5% 8/1/19	555	578
(Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	3,000	3,361
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	762
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	974
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,656
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	3,009
5% 12/1/20 (AMBAC Insured)	2,810	3,137
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,736
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	2,022
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,629
5.5% 4/1/26 (FSA Insured)	1,000	1,016
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,202
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	867
0% 9/1/22 (FSA Insured)	5,150	2,769
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,171
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,169
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,798
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,326
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,491
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	$ 5,000	$ 5,138
5% 8/1/17 (FGIC Insured)	5,030	5,433
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	6,114
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (c)	1,840	1,944
5.25% 7/1/14 (AMBAC Insured) (c)	2,035	2,238
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,392
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,508
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,434
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	3,722
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,181
Cabrillo Unified School District Series A:
0% 8/1/12 (AMBAC Insured)	2,800	2,661
0% 8/1/17 (AMBAC Insured)	1,000	757
0% 8/1/18 (AMBAC Insured)	2,000	1,437
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series J1, 7% 12/1/12	730	836
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5% 5/1/17	1,000	1,081
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (d)	8,400	9,210
6% 5/1/13	2,320	2,550
6% 5/1/14 (Pre-Refunded to 5/1/12 @ 101) (d)	2,000	2,209
California Econ. Recovery Series 2009 A:
5% 7/1/22	3,800	4,234
5.25% 7/1/14	2,095	2,429
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,093
6% 3/1/38	1,000	1,078
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,514
5% 2/1/17	1,000	933
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	1,825
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2010 A:
5% 10/1/25	$ 5,860	$ 6,339
5% 10/1/30	1,000	1,038
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	764
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,589
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,145
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	932
4% 9/1/21	1,000	1,075
4% 9/1/22	740	779
4% 9/1/23	1,080	1,128
4% 9/1/24	1,125	1,166
5% 9/1/19	400	473
5% 9/1/39	5,000	5,161
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,112
Series 2005, 5.5% 6/1/28	275	276
Series 2007:
5.625% 5/1/20	150	152
5.625% 5/1/26	215	218
5.75% 5/1/30	160	162
4.5% 8/1/30	3,250	3,150
4.5% 10/1/36	3,075	2,820
5% 3/1/15	2,130	2,431
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,819
5% 9/1/17	750	851
5% 3/1/19	3,000	3,435
5% 8/1/22	1,500	1,636
5% 10/1/22	1,355	1,511
5% 11/1/22	1,600	1,771
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,099
5% 12/1/22	3,500	3,878
5% 2/1/23	1,095	1,168
5% 2/1/26	1,500	1,534
5% 3/1/26	2,800	2,947
5% 6/1/26	2,600	2,748
5% 6/1/27 (AMBAC Insured)	2,800	2,937
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,800	$ 2,826
5% 6/1/31	2,000	2,035
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,028
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,007
5% 8/1/33	2,300	2,327
5.125% 11/1/24	2,800	2,981
5.125% 2/1/26	2,800	2,947
5.25% 2/1/14	4,045	4,525
5.25% 10/1/14	140	140
5.25% 2/1/16	7,500	8,337
5.25% 10/1/17	105	105
5.25% 11/1/18	3,000	3,323
5.25% 2/1/20	6,805	7,429
5.25% 2/1/22	2,020	2,180
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,692
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,888
5.25% 2/1/29	5,000	5,149
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,077
5.25% 4/1/30	35	36
5.25% 2/1/33	8,150	8,301
5.25% 12/1/33	105	109
5.25% 3/1/38	6,000	6,210
5.375% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	37
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	800	820
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	101
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,498
5.5% 4/1/30	25	27
5.5% 11/1/33	30,940	33,044
5.5% 11/1/34	2,535	2,727
5.5% 11/1/39	1,810	1,931
6% 4/1/18	1,570	1,930
6% 3/1/33	3,900	4,403
6% 4/1/38	8,450	9,382
6% 11/1/39	8,000	8,924
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
6.5% 4/1/33	$ 11,500	$ 13,497
6.75% 8/1/12	1,100	1,227
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	5,000	5,506
Series 2008 H, 5.125% 7/1/22	3,000	3,147
Series 2008 L, 5.125% 7/1/22	3,000	3,147
Series 2009 C, 5%, tender 7/2/12 (b)	6,300	6,705
Series 2009 E, 5.625% 7/1/25	5,000	5,387
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,646
Series 2009, 5% 8/15/39	5,000	5,003
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	2,345	2,488
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,340
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,000	5,671
(Providence Health and Svcs. Proj.) Series 2009 B, 5.5% 10/1/39	2,000	2,146
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,064
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,094
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	6,200	6,346
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	5,063
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	4,327	2,882
Series 1983 B, 0% 8/1/15	60	36
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,066
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,120
5% 12/1/32	1,000	1,015
5% 12/1/42	3,000	2,985
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,052
5.25% 2/1/32 (AMBAC Insured)	6,295	6,324
Series 2005, 5% 10/1/33	7,235	7,593
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	$ 5,000	$ 4,922
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	316
5% 7/1/20	500	522
5.75% 7/1/40	5,000	5,116
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,178
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	4,335	4,486
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,906
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (b)(c)	9,000	9,555
Series 2003 A, 5%, tender 5/1/13 (b)(c)	3,000	3,141
Series 2005 A1, 4.7%, tender 4/1/12 (b)(c)	3,250	3,352
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,837
5% 6/1/14	2,000	2,208
5.25% 6/1/24	5,400	5,660
5.25% 6/1/25	5,000	5,219
5.25% 6/1/30	4,000	4,052
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,434
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	3,004
Series 2006 G:
5% 11/1/20	1,825	1,998
5% 11/1/21	2,020	2,199
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	5,057
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,295
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,634
5.5% 6/1/15	1,000	1,106
5.5% 6/1/17	9,980	10,924
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	$ 2,455	$ 2,735
5% 11/1/16 (FGIC Insured)	2,000	2,232
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	2,000	2,155
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,071
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,401
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,683
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,200	4,693
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,996
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,898
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	3,049
5.125% 6/1/29	5,000	5,056
5.5% 6/1/19	2,000	2,158
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,775	5,184
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,490
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,585
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,418
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,139
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,597
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,637
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,906
Series 2006 E:
5% 10/1/23	2,410	2,673
5.25% 10/1/21	2,900	3,349
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2009 G1, 5.75% 10/1/30	$ 1,800	$ 1,933
Series 2009 I:
5.5% 11/1/23	1,535	1,665
6.125% 11/1/29	1,200	1,332
6.25% 11/1/21	2,000	2,344
6.375% 11/1/34	3,000	3,305
California State Univ. Rev.:
(Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,406
5.5% 11/1/16 (AMBAC Insured)	1,500	1,645
Series 2009 A:
5.75% 11/1/25	3,675	4,403
5.75% 11/1/28	6,525	7,619
6% 11/1/40	7,240	8,336
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	7,965	8,560
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,425	2,606
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	5,161
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,925
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	937
Series 2005 G, 5.25% 7/1/13	1,475	1,553
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	138
5% 8/15/19	50	54
5.75% 8/15/38	3,000	3,126
6.25% 8/15/33	2,500	2,715
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,275
Series 2007 A:
4.75% 4/1/33	2,000	1,957
5% 4/1/31	4,900	4,916
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	8,355	8,355
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	$ 9,000	$ 9,352
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	14,500	16,008
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	7,000	7,087
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	4,132
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (d)	1,420	1,517
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	1,910	2,028
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	882
0% 5/1/16	1,365	1,145
0% 5/1/17	1,155	924
0% 5/1/18	1,335	1,001
0% 5/1/19	1,000	707
0% 5/1/34 (a)	5,300	3,371
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,471
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,584
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,103
5% 11/1/25 (AMBAC Insured)	3,820	4,188
5% 11/1/33 (AMBAC Insured)	5,000	5,204
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,694
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,295	3,336
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,323
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,701
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Commerce Refuse to Energy Auth. Rev. Series 2005: - continued
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,685	$ 2,976
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,627
5% 8/1/25 (FSA Insured)	1,435	1,555
5% 8/1/26 (FSA Insured)	2,000	2,166
5% 8/1/27 (FSA Insured)	1,785	1,921
5% 8/1/31 (FSA Insured)	5,000	5,259
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,777
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,419
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,291
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,007
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	595	610
5% 9/1/12 (AMBAC Insured)	625	655
5% 9/1/13 (AMBAC Insured)	655	690
5% 9/1/14 (AMBAC Insured)	690	733
5% 9/1/15 (AMBAC Insured)	725	781
5% 9/1/18 (AMBAC Insured)	835	879
5% 9/1/20 (AMBAC Insured)	925	952
5% 9/1/22 (AMBAC Insured)	1,020	1,034
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,256
6% 3/1/20 (FSA Insured)	1,000	1,175
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/11	2,780	2,801
5% 4/1/12	4,210	4,243
5% 4/1/13	1,830	1,844
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2008 H, 5% 7/1/35	2,500	2,656
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	8,340	8,710
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,509
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,566
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	$ 1,665	$ 784
0% 10/1/25 (AMBAC Insured)	1,665	733
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	606
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,463
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	876
0% 11/1/16 (Escrowed to Maturity) (d)	3,500	3,107
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,224
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,449
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	818
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,149
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,843
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	4,314
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,678
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	21,807
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,934
5.75% 1/15/40	8,155	8,143
5.875% 1/15/27	4,000	4,046
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,565
5.875% 1/15/29	4,000	4,037
Series A, 0% 1/1/18 (Escrowed to Maturity) (d)	1,000	866
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	$ 2,645	$ 2,707
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,105
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,553
5% 6/1/45	12,125	11,642
5% 6/1/45	2,775	2,664
Series 2007 A1:
5% 6/1/11	790	804
5% 6/1/12	1,400	1,449
5% 6/1/13	1,000	1,045
5% 6/1/14	2,000	2,097
5% 6/1/15	1,000	1,049
5% 6/1/33	3,000	2,365
5.125% 6/1/47	2,600	1,750
5.75% 6/1/47	5,000	3,731
5% 6/1/45 (FSA Insured)	275	272
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	1,884
Indio Pub. Fing. Auth. Lease Rev. Series 2007 B, 3.8%, tender 11/1/12 (b)	2,500	2,559
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (National Public Finance Guarantee Corp. Insured)	555	577
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	498
5% 8/1/22	450	548
5% 8/1/23	485	581
5% 8/1/24	1,000	1,183
5% 8/1/26	1,370	1,587
5% 8/1/28	760	864
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	3,168
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	5,076
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,939
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	$ 9,750	$ 2,990
Long Beach Hbr. Rev.:
Series 1998 A, 6% 5/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,500	3,801
Series 2005 A, 5% 5/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,030
Series 2010 B, 5% 5/15/22	2,735	3,253
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,308
Series A, 5.75% 8/1/33	2,800	3,191
Los Angeles Cmnty. College District:
Series 2007 A, 5% 8/1/32	10,000	10,692
Series 2008 A, 6% 8/1/33	10,000	11,625
Series 2009 A, 5.5% 8/1/29	1,000	1,132
Series 2010 C, 5.25% 8/1/39	2,800	3,034
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,866
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (d)	3,380	3,276
(Disney Parking Proj.):
0% 3/1/11	1,950	1,939
0% 3/1/12	2,180	2,135
0% 3/1/13	6,490	6,215
0% 9/1/14 (AMBAC Insured)	3,860	3,530
0% 3/1/18	3,000	2,294
0% 3/1/19	3,200	2,299
0% 3/1/20	1,000	671
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,164
5.375% 9/1/17 (FSA Insured)	1,095	1,215
5.375% 9/1/18 (FSA Insured)	1,155	1,277
5.375% 9/1/19 (FSA Insured)	1,210	1,332
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,722
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,194
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev.: - continued
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	$ 1,000	$ 1,108
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,990	4,357
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,410	1,531
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (d)	3,120	3,130
4.75% 8/15/16 (Escrowed to Maturity) (d)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity) (d)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	3,094
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,500	5,553
Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,565
Series 2007 A2, 5% 7/1/44	6,765	7,141
Los Angeles Habor Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity) (d)	10,690	13,159
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,947
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,381
Series 2007 A1, 4.5% 1/1/28	6,900	6,985
Series 2010 KRY, 5.25% 7/1/34	5,000	5,390
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	11,423
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (d)	1,760	2,140
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,470
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	531
5% 7/1/39	4,095	4,300
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,510
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	617
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 1,212
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,318
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,574
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,632
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,020
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (d)	5,000	5,851
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	632
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	675
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,981
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	619
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,417
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,374
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	5,349
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,368
12% 8/1/17 (FSA Insured)	1,000	1,645
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 A, 5% 12/1/24	2,000	2,069
Series 2009 E, 5%, tender 2/7/13 (b)	2,800	3,030
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,593
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,062
5% 9/1/17 (AMBAC Insured)	2,735	2,888
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,679
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (d)	$ 3,850	$ 5,499
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,100	6,633
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,491
Novato Unified School District Series 2002, 5.25% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,048
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	3,000	3,360
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,228
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (d)	1,000	1,193
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,111
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,293
6.5% 8/1/24	1,220	1,420
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,519
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	3,400	3,478
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev. Series 1997, 5.75% 12/1/11 (AMBAC Insured) (c)	4,000	4,167
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	4,086
Oxnard Fin. Auth. Solid Waste Rev. Series 2005, 5% 5/1/12 (AMBAC Insured) (c)	2,065	2,144
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	3,125
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,448
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,616
4% 9/1/13	1,855	1,946
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,285
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Placer County Union High School District Series A: - continued
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 606
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	755	783
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,245	5,254
5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	4,000	4,010
Series 2002 L:
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,030	3,162
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (c)(d)	375	413
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,800	2,964
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,850	6,159
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,355	3,511
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,740	2,843
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	10,910	11,914
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,885	3,143
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,185	2,381
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	3,572
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	6,705	6,162
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (b)	2,815	2,887
4%, tender 12/1/11 (FSA Insured) (b)	6,500	6,736
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,605
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,825	$ 3,018
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,805	11,135
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	2,036
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,044
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,144
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,778
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	687
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,282
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	600
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	786
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	757
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,232
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	6,104
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,566
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,825	6,998
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	5,900	6,888
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,134
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (d)	8,300	11,593
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,876
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,082
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,700
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	$ 2,000	$ 2,302
5% 11/15/17 (AMBAC Insured)	2,000	2,293
5% 11/15/18 (AMBAC Insured)	2,000	2,265
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,244
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,773
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (c)	1,000	1,100
5.25% 7/1/16 (AMBAC Insured) (c)	1,400	1,561
5% 7/1/12 (AMBAC Insured) (c)	2,200	2,335
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29	5,000	5,333
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000	3,259
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,888
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	6,000	6,016
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,527
Second Series 32F, 5.25% 5/1/19	2,500	3,013
Second Series 32H:
5% 5/1/11 (CIFG North America Insured) (c)	2,325	2,386
5% 5/1/12 (CIFG North America Insured) (c)	1,000	1,062
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,079
6.625% 8/1/39	1,000	1,069
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2002 A, 5% 11/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,810	7,020
Series 2010 D, 5% 11/1/16	5,000	6,049
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,244
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,050
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.): - continued
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,645	$ 3,944
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (d)	4,000	2,302
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	3,181
5.5% 1/15/28	1,060	987
Series A:
0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,552
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,894
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	1,955
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	1,006
San Jose Int'l. Arpt. Rev.:
Series 2001 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,020
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (c)	1,180	1,299
5% 3/1/24 (AMBAC Insured) (c)	9,690	10,172
5% 3/1/37 (AMBAC Insured) (c)	10,000	9,714
San Jose Unified School District Santa Clara County:
Series 2002 A, 5.375% 8/1/20 (FSA Insured)	1,895	1,985
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,941
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,167
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (d)	1,990	1,803
San Mateo County Cmnty. College District:
Series 2006 B, 5% 9/1/38	4,100	4,294
Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,250
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,049
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 1,133
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	751
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	710
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,168
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,051
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,593
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	2,032
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,556
0% 9/1/22 (AMBAC Insured)	2,900	1,628
0% 9/1/25 (AMBAC Insured)	6,800	3,149
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	5,119
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	426
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,251
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,987
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,023
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,650
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,072
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	650	650
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,077
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,384
6% 6/1/22	1,100	1,137
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Unified School District Series 2008 Z, 6% 8/1/33	$ 5,000	$ 5,731
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,683
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,695
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	752
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	1,858
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,039
Series 2007 D, 5% 5/15/25	4,250	4,711
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	805
5.5% 5/15/24 (AMBAC Insured)	370	378
Series 2008 L, 5% 5/15/40	3,000	3,196
Series 2009 O, 5.75% 5/15/34	9,900	11,413
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,235
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	5,360	5,378
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,877
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (d)	1,000	1,180
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (d)	1,380	1,629
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,570
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,096
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,315
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	141
5.375% 8/1/16 (FSA Insured)	100	108
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	932
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	816
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	367
5.25% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	$ 3,000	$ 3,214
6.25% 7/1/39	6,000	6,441
Series A:
5% 7/1/23	1,460	1,505
5% 7/1/25	1,665	1,705
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,652
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,897
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,451
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,201
		1,712,829
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	535	545
5.375% 10/1/14	1,000	1,099
5.875% 10/1/18	1,565	1,825
		3,469
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 3.136% 7/1/21 (FGIC Insured) (b)	4,600	3,755
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	7,000	7,805
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,500	1,594
		13,154
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,545
Series 2009 B, 5% 10/1/25	1,500	1,564
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series A:
5% 10/1/10	$ 445	$ 445
5.25% 10/1/15	1,255	1,378
		4,932
TOTAL INVESTMENT PORTFOLIO - 96.1% (Cost $1,653,281)	1,734,384
NET OTHER ASSETS (LIABILITIES) - 3.9%	70,207
NET ASSETS - 100%	$ 1,804,591
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	44.6%
Transportation	11.0%
Health Care	10.9%
Education	6.5%
Water & Sewer	6.0%
Others* (Individually Less Than 5%)	21.0%
100.0%
*Includes net other assets
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $24,208,000 of which $22,249,000 and $1,959,000 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,653,281)		$ 1,734,384
Cash		56,401
Receivable for investments sold		36
Receivable for fund shares sold		1,334
Interest receivable		19,437
Other receivables		14
Total assets		1,811,606

Liabilities
Payable for investments purchased	$ 2,945
Payable for fund shares redeemed	1,144
Distributions payable	1,936
Accrued management fee	544
Distribution and service plan fees payable	29
Other affiliated payables	385
Other payables and accrued expenses	32
Total liabilities		7,015

Net Assets		$ 1,804,591
Net Assets consist of:
Paid in capital		$ 1,747,017
Undistributed net investment income		1,608
Accumulated undistributed net realized gain (loss) on investments		(25,137)
Net unrealized appreciation (depreciation) on investments		81,103
Net Assets		$ 1,804,591

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($45,201 ÷ 3,648.5 shares)	$ 12.39

Maximum offering price per share (100/96.00 of $12.39)	$ 12.91
Class T: Net Asset Value and redemption price per share ($5,992 ÷ 482.5 shares)	$ 12.42

Maximum offering price per share (100/96.00 of $12.42)	$ 12.94
Class B: Net Asset Value and offering price per share ($2,660 ÷ 214.9 shares)A	$ 12.38

Class C: Net Asset Value and offering price per share ($19,818 ÷ 1,601.9 shares)A	$ 12.37

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,703,389 ÷ 137,661.2 shares)	$ 12.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,531 ÷ 2,220.8 shares)	$ 12.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2010 (Unaudited)

Investment Income
Interest		$ 40,331

Expenses
Management fee	$ 3,166
Transfer agent fees	613
Distribution and service plan fees	170
Accounting fees and expenses	160
Custodian fees and expenses	12
Independent trustees' compensation	3
Registration fees	69
Audit	25
Legal	6
Miscellaneous	11
Total expenses before reductions	4,235
Expense reductions	(25)	4,210
Net investment income		36,121
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,013
Change in net unrealized appreciation (depreciation) on investment securities		71,083
Net gain (loss)		72,096
Net increase (decrease) in net assets resulting from operations		$ 108,217

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 36,121	$ 68,706
Net realized gain (loss)	1,013	1,693
Change in net unrealized appreciation (depreciation)	71,083	64,016
Net increase (decrease) in net assets resulting from operations	108,217	134,415
Distributions to shareholders from net investment income	(35,918)	(68,323)
Distributions to shareholders from net realized gain	-	(28)
Total distributions	(35,918)	(68,351)
Share transactions - net increase (decrease)	38,570	125,187
Redemption fees	23	18
Total increase (decrease) in net assets	110,892	191,269

Net Assets
Beginning of period	1,693,699	1,502,430
End of period (including undistributed net investment income of $1,608 and undistributed net investment income of $1,405, respectively)	$ 1,804,591	$ 1,693,699

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 G	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 11.40	$ 11.63	$ 12.41	$ 12.46	$ 12.56
Income from Investment Operations
Net investment income E	.236	.472	.459	.457	.478	.490
Net realized and unrealized gain (loss)	.499	.486	(.224)	(.711)	.050	(.025)
Total from investment operations	.735	.958	.235	(.254)	.528	.465
Distributions from net investment income	(.235)	(.468)	(.461)	(.457)	(.483)	(.490)
Distributions from net realized gain	-	- H	(.004)	(.069)	(.095)	(.075)
Total distributions	(.235)	(.468)	(.465)	(.526)	(.578)	(.565)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.39	$ 11.89	$ 11.40	$ 11.63	$ 12.41	$ 12.46
Total Return B,C,D	6.25%	8.57%	2.04%	(2.15)%	4.36%	3.78%
Ratios to Average Net Assets F
Expenses before reductions	.74% A	.77%	.75%	.73%	.64%	.65%
Expenses net of fee waivers, if any	.74%A	.77%	.75%	.73%	.64%	.65%
Expenses net of all reductions	.74%A	.77%	.74%	.70%	.62%	.62%
Net investment income	3.89%A	4.05%	3.98%	3.76%	3.88%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 45	$ 44	$ 34	$ 20	$ 13	$ 11
Portfolio turnover rate	6%A	15%	26%	27%	23%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008G	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.42	$ 11.65	$ 12.43	$ 12.48	$ 12.58
Income from Investment Operations
Net investment incomeE	.237	.477	.464	.458	.466	.477
Net realized and unrealized gain (loss)	.508	.486	(.227)	(.712)	.048	(.027)
Total from investment operations	.745	.963	.237	(.254)	.514	.450
Distributions from net investment income	(.235)	(.473)	(.463)	(.457)	(.469)	(.475)
Distributions from net realized gain	-	-H	(.004)	(.069)	(.095)	(.075)
Total distributions	(.235)	(.473)	(.467)	(.526)	(.564)	(.550)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.42	$ 11.91	$ 11.42	$ 11.65	$ 12.43	$ 12.48
Total ReturnB,C,D	6.32%	8.59%	2.05%	(2.15)%	4.24%	3.66%
Ratios to Average Net AssetsF
Expenses before reductions	.74%A	.73%	.73%	.74%	.75%	.77%
Expenses net of fee waivers, if any	.74%A	.73%	.73%	.74%	.75%	.77%
Expenses net of all reductions	.74%A	.73%	.72%	.70%	.72%	.73%
Net investment income	3.89%A	4.09%	4.00%	3.75%	3.77%	3.81%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 6	$ 7	$ 5	$ 5	$ 4
Portfolio turnover rate	6%A	15%	26%	27%	23%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008G	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 11.39	$ 11.62	$ 12.40	$ 12.45	$ 12.55
Income from Investment Operations
Net investment incomeE	.198	.397	.387	.376	.383	.394
Net realized and unrealized gain (loss)	.498	.488	(.228)	(.712)	.049	(.026)
Total from investment operations	.696	.885	.159	(.336)	.432	.368
Distributions from net investment income	(.196)	(.395)	(.385)	(.375)	(.387)	(.393)
Distributions from net realized gain	-	-H	(.004)	(.069)	(.095)	(.075)
Total distributions	(.196)	(.395)	(.389)	(.444)	(.482)	(.468)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.38	$ 11.88	$ 11.39	$ 11.62	$ 12.40	$ 12.45
Total ReturnB,C,D	5.92%	7.90%	1.38%	(2.81)%	3.57%	2.99%
Ratios to Average Net AssetsF
Expenses before reductions	1.37%A	1.40%	1.41%	1.41%	1.41%	1.42%
Expenses net of fee waivers, if any	1.37%A	1.40%	1.41%	1.41%	1.41%	1.42%
Expenses net of all reductions	1.37%A	1.40%	1.40%	1.37%	1.39%	1.39%
Net investment income	3.26%A	3.42%	3.33%	3.08%	3.11%	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 3	$ 4	$ 5	$ 5	$ 5
Portfolio turnover rate	6%A	15%	26%	27%	23%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008G	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 11.38	$ 11.61	$ 12.40	$ 12.44	$ 12.55
Income from Investment Operations
Net investment incomeE	.190	.384	.374	.364	.371	.382
Net realized and unrealized gain (loss)	.499	.488	(.225)	(.721)	.061	(.035)
Total from investment operations	.689	.872	.149	(.357)	.432	.347
Distributions from net investment income	(.189)	(.382)	(.375)	(.364)	(.377)	(.382)
Distributions from net realized gain	-	-H	(.004)	(.069)	(.095)	(.075)
Total distributions	(.189)	(.382)	(.379)	(.433)	(.472)	(.457)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.37	$ 11.87	$ 11.38	$ 11.61	$ 12.40	$ 12.44
Total ReturnB,C,D	5.85%	7.78%	1.29%	(2.98)%	3.56%	2.81%
Ratios to Average Net AssetsF
Expenses before reductions	1.50%A	1.51%	1.49%	1.50%	1.50%	1.52%
Expenses net of fee waivers, if any	1.50%A	1.51%	1.49%	1.50%	1.50%	1.52%
Expenses net of all reductions	1.50%A	1.51%	1.48%	1.47%	1.48%	1.49%
Net investment income	3.13%A	3.30%	3.24%	2.99%	3.02%	3.06%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 19	$ 12	$ 8	$ 10	$ 10
Portfolio turnover rate	6%A	15%	26%	27%	23%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008F	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 11.38	$ 11.61	$ 12.40	$ 12.45	$ 12.55
Income from Investment Operations
Net investment incomeD	.253	.506	.495	.491	.499	.512
Net realized and unrealized gain (loss)	.489	.497	(.227)	(.722)	.050	(.025)
Total from investment operations	.742	1.003	.268	(.231)	.549	.487
Distributions from net investment income	(.252)	(.503)	(.494)	(.490)	(.504)	(.512)
Distributions from net realized gain	-	-G	(.004)	(.069)	(.095)	(.075)
Total distributions	(.252)	(.503)	(.498)	(.559)	(.599)	(.587)
Redemption fees added to paid in capitalD,G	-	-	-	-	-	-
Net asset value, end of period	$ 12.37	$ 11.88	$ 11.38	$ 11.61	$ 12.40	$ 12.45
Total ReturnB,C	6.32%	9.00%	2.33%	(1.97)%	4.55%	3.97%
Ratios to Average Net AssetsE
Expenses before reductions	.46%A	.47%	.47%	.46%	.47%	.48%
Expenses net of fee waivers, if any	.46%A	.47%	.47%	.46%	.47%	.48%
Expenses net of all reductions	.46%A	.47%	.46%	.43%	.44%	.45%
Net investment income	4.17%A	4.34%	4.27%	4.03%	4.05%	4.10%
Supplemental Data
Net assets, end of period (in millions)	$ 1,703	$ 1,560	$ 1,427	$ 1,543	$ 1,611	$ 1,601
Portfolio turnover rate	6%A	15%	26%	27%	23%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008F	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.40	$ 11.63	$ 12.42	$ 12.47	$ 12.57
Income from Investment Operations
Net investment incomeD	.250	.503	.491	.486	.493	.509
Net realized and unrealized gain (loss)	.497	.496	(.226)	(.722)	.049	(.025)
Total from investment operations	.747	.999	.265	(.236)	.542	.484
Distributions from net investment income	(.247)	(.499)	(.491)	(.485)	(.497)	(.509)
Distributions from net realized gain	-	-G	(.004)	(.069)	(.095)	(.075)
Total distributions	(.247)	(.499)	(.495)	(.554)	(.592)	(.584)
Redemption fees added to paid in capitalD,G	-	-	-	-	-	-
Net asset value, end of period	$ 12.40	$ 11.90	$ 11.40	$ 11.63	$ 12.42	$ 12.47
Total ReturnB,C	6.35%	8.94%	2.30%	(2.00)%	4.48%	3.94%
Ratios to Average Net AssetsE
Expenses before reductions	.52%A	.51%	.49%	.50%	.53%	.50%
Expenses net of fee waivers, if any	.52%A	.51%	.49%	.50%	.53%	.50%
Expenses net of all reductions	.52%A	.51%	.48%	.47%	.50%	.46%
Net investment income	4.12%A	4.31%	4.24%	3.99%	3.99%	4.08%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 62	$ 19	$ 11	$ 8	$ 2
Portfolio turnover rate	6%A	15%	26%	27%	23%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 93,941
Gross unrealized depreciation	(11,354)
Net unrealized appreciation (depreciation)	$ 82,587

Tax cost	$ 1,651,797

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $68,746 and $54,818, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 54	$ 2
Class T	-%	.25%	8	-
Class B	.65%	.25%	12	9
Class C	.75%	.25%	96	32
			$ 170	$ 43

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Class A	$ 11
Class T	1
Class B*	1
Class C*	3
$ 16

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 22.10
Class T	3.10
Class B	1.09
Class C	11.12
California Municipal Income	547.07
Institutional Class	29.13
	$ 613

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $12 and $13, respectively.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2010	Year ended February 28, 2010
From net investment income
Class A	$ 843	$ 1,662
Class T	122	260
Class B	43	113
Class C	303	529
California Municipal Income	33,659	64,144
Institutional Class	948	1,615
Total	$ 35,918	$ 68,323
From net realized gain
Class A	$ -	$ 1
Class T	-	-*
Class B	-	-*
Class C	-	-*
California Municipal Income	-	26
Institutional Class	-	1
Total	$ -	$ 28

* Amount represents less than $1,000

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010	Six months ended August 31, 2010	Year ended February 28, 2010
Class A
Shares sold	524	2,002	$ 6,308	$ 23,290
Reinvestment of distributions	49	102	593	1,196
Shares redeemed	(602)	(1,396)	(7,229)	(16,330)
Net increase (decrease)	(29)	708	$ (328)	$ 8,156
Class T
Shares sold	46	140	$ 550	$ 1,625
Reinvestment of distributions	8	16	95	186
Shares redeemed	(93)	(242)	(1,122)	(2,825)
Net increase (decrease)	(39)	(86)	$ (477)	$ (1,014)
Class B
Shares sold	23	29	$ 277	$ 344
Reinvestment of distributions	2	4	19	48
Shares redeemed	(27)	(173)	(325)	(2,012)
Net increase (decrease)	(2)	(140)	$ (29)	$ (1,620)
Class C
Shares sold	229	812	$ 2,755	$ 9,452
Reinvestment of distributions	15	26	179	298
Shares redeemed	(259)	(297)	(3,112)	(3,441)
Net increase (decrease)	(15)	541	$ (178)	$ 6,309
California Municipal Income
Shares sold	14,167	28,463	$ 170,184	$ 331,993
Reinvestment of distributions	1,908	3,824	23,014	44,533
Shares redeemed	(9,773)	(26,242)	(117,249)	(304,938)
Net increase (decrease)	6,302	6,045	$ 75,949	$ 71,588
Institutional Class
Shares sold	1,242	4,381	$ 14,876	$ 51,290
Reinvestment of distributions	23	44	283	518
Shares redeemed	(4,260)	(855)	(51,526)	(10,040)
Net increase (decrease)	(2,995)	3,570	$ (36,367)	$ 41,768

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCM-USAN-1010
1.790936.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
California Municipal Income
Fund - Institutional Class

Semiannual Report

August 31, 2010

Institutional Class is a class of Fidelity® California Municipal Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Class A	.74%
Actual		$ 1,000.00	$ 1,062.50	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.48	$ 3.77
Class T	.74%
Actual		$ 1,000.00	$ 1,063.20	$ 3.85
HypotheticalA		$ 1,000.00	$ 1,021.48	$ 3.77
Class B	1.37%
Actual		$ 1,000.00	$ 1,059.20	$ 7.11
HypotheticalA		$ 1,000.00	$ 1,018.30	$ 6.97
Class C	1.50%
Actual		$ 1,000.00	$ 1,058.50	$ 7.78
HypotheticalA		$ 1,000.00	$ 1,017.64	$ 7.63
California Municipal Income	.46%
Actual		$ 1,000.00	$ 1,063.20	$ 2.39
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35
Institutional Class	.52%
Actual		$ 1,000.00	$ 1,063.50	$ 2.70
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.65

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	44.6	44.5
Transportation	11.0	12.0
Health Care	10.9	10.6
Education	6.5	6.3
Water & Sewer	6.0	5.5
Weighted Average Maturity as of August 31, 2010
		6 months ago
Years	7.0	9.6

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	7.6	7.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
AAA 4.2%	AAA 3.2%
AA,A 79.7%	AA,A 59.5%
BBB 10.4%	BBB 31.2%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 1.6%	Not Rated 3.1%
Short-Term Investments and Net Other Assets 3.9%	Short-Term Investments and Net Other Assets 2.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.1%
	Principal Amount (000s)	Value (000s)
California - 94.9%
ABAG Fin. Auth. for Nonprofit Corps. Rev.:
(Hamlin School Proj.) Series 2007:
4.625% 8/1/16	$ 380	$ 397
5% 8/1/18	330	346
5% 8/1/19	555	578
(Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	3,000	3,361
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720	762
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	974
Alameda Corridor Trans. Auth. Rev. Series 1999 A, 5.25% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,575	7,656
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	3,009
5% 12/1/20 (AMBAC Insured)	2,810	3,137
Series 1989, 0% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,310	1,736
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	2,022
Alhambra Unified School District Ctfs. of Prtn.:
5.5% 4/1/23 (FSA Insured)	1,600	1,629
5.5% 4/1/26 (FSA Insured)	1,000	1,016
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24	1,000	1,202
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	867
0% 9/1/22 (FSA Insured)	5,150	2,769
Anaheim Pub. Fing. Auth. Rev. Series 2007 A, 4.5% 10/1/32	10,000	10,171
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Assured Guaranty Corp. Insured)	1,000	1,169
Auburn Union School District Ctfs. of Prtn. (2008 Refing. Proj.) 5% 6/1/38 (Assured Guaranty Corp. Insured)	5,615	5,798
Azusa Unified School District Series 2002, 5.375% 7/1/16 (FSA Insured)	1,225	1,326
Banning Unified School District Gen. Oblig. Series 2006 A, 5% 8/1/31 (Berkshire Hathaway Assurance Corp. Insured)	5,190	5,491
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17	$ 5,000	$ 5,138
5% 8/1/17 (FGIC Insured)	5,030	5,433
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	5,500	6,114
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (c)	1,840	1,944
5.25% 7/1/14 (AMBAC Insured) (c)	2,035	2,238
5.25% 7/1/16 (AMBAC Insured) (c)	1,255	1,392
5.25% 7/1/17 (AMBAC Insured) (c)	1,370	1,508
Burbank Unified School District:
Series 1997 B, 0% 8/1/20	3,835	2,434
Series 1997 C, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,865	3,722
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085	1,181
Cabrillo Unified School District Series A:
0% 8/1/12 (AMBAC Insured)	2,800	2,661
0% 8/1/17 (AMBAC Insured)	1,000	757
0% 8/1/18 (AMBAC Insured)	2,000	1,437
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series J1, 7% 12/1/12	730	836
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2002 A:
5% 5/1/17	1,000	1,081
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (d)	8,400	9,210
6% 5/1/13	2,320	2,550
6% 5/1/14 (Pre-Refunded to 5/1/12 @ 101) (d)	2,000	2,209
California Econ. Recovery Series 2009 A:
5% 7/1/22	3,800	4,234
5.25% 7/1/14	2,095	2,429
California Edl. Facilities Auth. Rev.:
(Claremont Graduate Univ. Proj.) Series 2008 A:
6% 3/1/33	1,000	1,093
6% 3/1/38	1,000	1,078
(College & Univ. Fing. Prog.) Series 2007:
5% 2/1/16	1,600	1,514
5% 2/1/17	1,000	933
(Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,280	1,825
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev.: - continued
(Loyola Marymount Univ. Proj.):
Series 2010 A:
5% 10/1/25	$ 5,860	$ 6,339
5% 10/1/30	1,000	1,038
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	764
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,589
(Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	6,000	6,145
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	932
4% 9/1/21	1,000	1,075
4% 9/1/22	740	779
4% 9/1/23	1,080	1,128
4% 9/1/24	1,125	1,166
5% 9/1/19	400	473
5% 9/1/39	5,000	5,161
California Gen. Oblig.:
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,112
Series 2005, 5.5% 6/1/28	275	276
Series 2007:
5.625% 5/1/20	150	152
5.625% 5/1/26	215	218
5.75% 5/1/30	160	162
4.5% 8/1/30	3,250	3,150
4.5% 10/1/36	3,075	2,820
5% 3/1/15	2,130	2,431
5% 3/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,819
5% 9/1/17	750	851
5% 3/1/19	3,000	3,435
5% 8/1/22	1,500	1,636
5% 10/1/22	1,355	1,511
5% 11/1/22	1,600	1,771
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	2,800	3,099
5% 12/1/22	3,500	3,878
5% 2/1/23	1,095	1,168
5% 2/1/26	1,500	1,534
5% 3/1/26	2,800	2,947
5% 6/1/26	2,600	2,748
5% 6/1/27 (AMBAC Insured)	2,800	2,937
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,800	$ 2,826
5% 6/1/31	2,000	2,035
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,028
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,007
5% 8/1/33	2,300	2,327
5.125% 11/1/24	2,800	2,981
5.125% 2/1/26	2,800	2,947
5.25% 2/1/14	4,045	4,525
5.25% 10/1/14	140	140
5.25% 2/1/16	7,500	8,337
5.25% 10/1/17	105	105
5.25% 11/1/18	3,000	3,323
5.25% 2/1/20	6,805	7,429
5.25% 2/1/22	2,020	2,180
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,490	5,692
5.25% 4/1/27	5	5
5.25% 2/1/28	2,785	2,888
5.25% 2/1/29	5,000	5,149
5.25% 4/1/29	5	5
5.25% 11/1/29	2,000	2,077
5.25% 4/1/30	35	36
5.25% 2/1/33	8,150	8,301
5.25% 12/1/33	105	109
5.25% 3/1/38	6,000	6,210
5.375% 4/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35	37
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	800	820
5.5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100	101
5.5% 4/1/28	5	5
5.5% 8/1/29	7,790	8,498
5.5% 4/1/30	25	27
5.5% 11/1/33	30,940	33,044
5.5% 11/1/34	2,535	2,727
5.5% 11/1/39	1,810	1,931
6% 4/1/18	1,570	1,930
6% 3/1/33	3,900	4,403
6% 4/1/38	8,450	9,382
6% 11/1/39	8,000	8,924
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
6.5% 4/1/33	$ 11,500	$ 13,497
6.75% 8/1/12	1,100	1,227
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	5,000	5,506
Series 2008 H, 5.125% 7/1/22	3,000	3,147
Series 2008 L, 5.125% 7/1/22	3,000	3,147
Series 2009 C, 5%, tender 7/2/12 (b)	6,300	6,705
Series 2009 E, 5.625% 7/1/25	5,000	5,387
(Cedars-Sinai Med. Ctr. Proj.):
Series 2005, 5% 11/15/14	1,485	1,646
Series 2009, 5% 8/15/39	5,000	5,003
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/12	2,345	2,488
(Cottage Health Sys. Proj.) Series 2003 B, 5.25% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,260	1,340
(Providence Health & Svcs. Proj.) Series 2008 C, 6.5% 10/1/38	5,000	5,671
(Providence Health and Svcs. Proj.) Series 2009 B, 5.5% 10/1/39	2,000	2,146
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,064
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	4,600	5,094
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	6,200	6,346
(Sutter Health Proj.) Series 2008 A, 5% 8/15/15	4,500	5,063
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 1983 A, 0% 2/1/15	4,327	2,882
Series 1983 B, 0% 8/1/15	60	36
California Infrastructure & Econ. Dev. Bank Rev.:
(California Science Ctr. Phase II Proj.) Series 2006 B, 5% 5/1/19 (FGIC Insured)	1,000	1,066
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,120
5% 12/1/32	1,000	1,015
5% 12/1/42	3,000	2,985
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,052
5.25% 2/1/32 (AMBAC Insured)	6,295	6,324
Series 2005, 5% 10/1/33	7,235	7,593
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009, 5.5% 2/1/39	$ 5,000	$ 4,922
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A:
5% 7/1/19	300	316
5% 7/1/20	500	522
5.75% 7/1/40	5,000	5,116
(Loma Linda Univ. Proj.) Series 2007, 5% 4/1/22	1,090	1,178
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	4,335	4,486
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,250	4,906
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2001 A, 5.125%, tender 5/1/14 (b)(c)	9,000	9,555
Series 2003 A, 5%, tender 5/1/13 (b)(c)	3,000	3,141
Series 2005 A1, 4.7%, tender 4/1/12 (b)(c)	3,250	3,352
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,600	2,837
5% 6/1/14	2,000	2,208
5.25% 6/1/24	5,400	5,660
5.25% 6/1/25	5,000	5,219
5.25% 6/1/30	4,000	4,052
(California Cmnty. College Projs.) Series 1998 A, 5.25% 12/1/16	4,400	4,434
(California State Univ. Proj.):
Series 2006 A, 5% 10/1/14 (FGIC Insured)	2,700	3,004
Series 2006 G:
5% 11/1/20	1,825	1,998
5% 11/1/21	2,020	2,199
(California Substance Abuse Treatment Facility and State Prison at Corcoran II Proj.) Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	4,520	5,057
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series 2002 A, 5.25% 12/1/18	5,000	5,295
(Coalinga State Hosp. Proj.) Series 2004 A:
5.25% 6/1/12	2,485	2,634
5.5% 6/1/15	1,000	1,106
5.5% 6/1/17	9,980	10,924
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.) Series 2006 F:
5% 11/1/15 (FGIC Insured)	$ 2,455	$ 2,735
5% 11/1/16 (FGIC Insured)	2,000	2,232
(Dept. of Corrections State Prison Proj.) Series 1993 E:
5.5% 6/1/15 (FSA Insured)	2,000	2,155
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,071
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,401
(Dept. of Corrections, Monterey County State Prison Proj.) Series 2003 C, 5.5% 6/1/15	6,100	6,683
(Dept. of Corrections, Susanville State Prison Proj.) Series 1993 D, 5.25% 6/1/15 (FSA Insured)	4,200	4,693
(Dept. of Gen. Svcs. Butterfield Proj.) Series 2005 A, 5% 6/1/23	2,900	2,996
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	2,800	2,898
(Dept. of Mental Health Proj.) Series 2004 A:
5% 6/1/25	3,000	3,049
5.125% 6/1/29	5,000	5,056
5.5% 6/1/19	2,000	2,158
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,775	5,184
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	5,000	5,490
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/20	3,335	3,585
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	5,900	6,418
(Richmond Lab. Proj.) Series 2005 K, 5% 11/1/17	5,625	6,139
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,597
(Univ. of California Research Proj.):
Series 2005 L:
5% 11/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,165	5,637
5.25% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,906
Series 2006 E:
5% 10/1/23	2,410	2,673
5.25% 10/1/21	2,900	3,349
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2009 G1, 5.75% 10/1/30	$ 1,800	$ 1,933
Series 2009 I:
5.5% 11/1/23	1,535	1,665
6.125% 11/1/29	1,200	1,332
6.25% 11/1/21	2,000	2,344
6.375% 11/1/34	3,000	3,305
California State Univ. Rev.:
(Systemwide Proj.) Series 2002 A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,406
5.5% 11/1/16 (AMBAC Insured)	1,500	1,645
Series 2009 A:
5.75% 11/1/25	3,675	4,403
5.75% 11/1/28	6,525	7,619
6% 11/1/40	7,240	8,336
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	7,965	8,560
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,425	2,606
California Statewide Cmntys. Dev. Auth. Rev.:
(Adventist Health Sys. Proj.) Series 2007 B, 5% 3/1/37 (Assured Guaranty Corp. Insured)	5,000	5,161
(Cmnty. Hosp. Monterey Peninsula Proj.) Series 2003 B, 5.25% 6/1/23 (FSA Insured)	1,800	1,925
(Daughters of Charity Health Sys. Proj.):
Series 2003 G, 5.25% 7/1/12	900	937
Series 2005 G, 5.25% 7/1/13	1,475	1,553
(Enloe Health Sys. Proj.) Series 2008 B:
5% 8/15/16	125	138
5% 8/15/19	50	54
5.75% 8/15/38	3,000	3,126
6.25% 8/15/33	2,500	2,715
(Kaiser Permanente Health Sys. Proj.):
Series 2001 C, 5.25% 8/1/31	3,215	3,275
Series 2007 A:
4.75% 4/1/33	2,000	1,957
5% 4/1/31	4,900	4,916
(Los Angeles Orthopaedic Hosp. Foundation Prog.) Series 2000, 5.75% 6/1/30 (AMBAC Insured)	8,355	8,355
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	$ 9,000	$ 9,352
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	14,500	16,008
(Sutter Health Systems Proj.):
Series 2002 B, 5.625% 8/15/42	7,000	7,087
Series 2005 A, 5% 11/15/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,125	4,132
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (d)	1,420	1,517
Campbell Union School District Gen. Oblig. Series 2002 C, 5% 8/1/34	1,910	2,028
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/15	1,000	882
0% 5/1/16	1,365	1,145
0% 5/1/17	1,155	924
0% 5/1/18	1,335	1,001
0% 5/1/19	1,000	707
0% 5/1/34 (a)	5,300	3,371
0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,471
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,584
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2008 A:
5% 11/1/24 (AMBAC Insured)	1,000	1,103
5% 11/1/25 (AMBAC Insured)	3,820	4,188
5% 11/1/33 (AMBAC Insured)	5,000	5,204
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,694
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,295	3,336
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,323
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,701
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Commerce Refuse to Energy Auth. Rev. Series 2005: - continued
5.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,685	$ 2,976
Corona-Norco Unified School District Series A:
5% 8/1/22 (FSA Insured)	1,470	1,627
5% 8/1/25 (FSA Insured)	1,435	1,555
5% 8/1/26 (FSA Insured)	2,000	2,166
5% 8/1/27 (FSA Insured)	1,785	1,921
5% 8/1/31 (FSA Insured)	5,000	5,259
Covina Valley Unified School District Series 2006 A, 5% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,600	5,777
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,419
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,291
Cucamonga County Wtr. District 5% 9/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,890	3,007
Davis Spl. Tax Rev. Series 2007:
5% 9/1/11 (AMBAC Insured)	595	610
5% 9/1/12 (AMBAC Insured)	625	655
5% 9/1/13 (AMBAC Insured)	655	690
5% 9/1/14 (AMBAC Insured)	690	733
5% 9/1/15 (AMBAC Insured)	725	781
5% 9/1/18 (AMBAC Insured)	835	879
5% 9/1/20 (AMBAC Insured)	925	952
5% 9/1/22 (AMBAC Insured)	1,020	1,034
Desert Sands Union School District Ctfs. of Prtn.:
5.75% 3/1/24 (FSA Insured)	2,000	2,256
6% 3/1/20 (FSA Insured)	1,000	1,175
Duarte Ctfs. of Prtn. Series 1999 A:
5% 4/1/11	2,780	2,801
5% 4/1/12	4,210	4,243
5% 4/1/13	1,830	1,844
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Series 2008 H, 5% 7/1/35	2,500	2,656
El Centro Fing. Auth. Wastewtr. Series 2006 A, 5.25% 10/1/35 (FSA Insured)	8,340	8,710
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,415	2,509
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,566
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	$ 1,665	$ 784
0% 10/1/25 (AMBAC Insured)	1,665	733
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	606
Escondido Union High School District:
Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	1,463
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	876
0% 11/1/16 (Escrowed to Maturity) (d)	3,500	3,107
Fairfield-Suisun Unified School District Series 2004, 5.5% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,224
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) Series 2007, 5% 5/1/37 (CIFG North America Insured)	2,500	2,449
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	818
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,430	2,149
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	3,843
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	4,314
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,678
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	24,070	21,807
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,860	5,934
5.75% 1/15/40	8,155	8,143
5.875% 1/15/27	4,000	4,046
5.875% 1/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,565
5.875% 1/15/29	4,000	4,037
Series A, 0% 1/1/18 (Escrowed to Maturity) (d)	1,000	866
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. (Garden Grove Cmnty. Proj.) 5.375% 10/1/20	$ 2,645	$ 2,707
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,105
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,535	1,553
5% 6/1/45	12,125	11,642
5% 6/1/45	2,775	2,664
Series 2007 A1:
5% 6/1/11	790	804
5% 6/1/12	1,400	1,449
5% 6/1/13	1,000	1,045
5% 6/1/14	2,000	2,097
5% 6/1/15	1,000	1,049
5% 6/1/33	3,000	2,365
5.125% 6/1/47	2,600	1,750
5.75% 6/1/47	5,000	3,731
5% 6/1/45 (FSA Insured)	275	272
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	1,884
Indio Pub. Fing. Auth. Lease Rev. Series 2007 B, 3.8%, tender 11/1/12 (b)	2,500	2,559
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) Series 1994, 7.3% 9/1/11 (National Public Finance Guarantee Corp. Insured)	555	577
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	498
5% 8/1/22	450	548
5% 8/1/23	485	581
5% 8/1/24	1,000	1,183
5% 8/1/26	1,370	1,587
5% 8/1/28	760	864
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,420	3,168
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	4,400	5,076
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	3,939
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Long Beach Cmnty. College Series 2008 A, 0% 6/1/31 (FSA Insured)	$ 9,750	$ 2,990
Long Beach Hbr. Rev.:
Series 1998 A, 6% 5/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,500	3,801
Series 2005 A, 5% 5/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000	1,030
Series 2010 B, 5% 5/15/22	2,735	3,253
Long Beach Unified School District:
Series 2008 A, 5.25% 8/1/33	6,725	7,308
Series A, 5.75% 8/1/33	2,800	3,191
Los Angeles Cmnty. College District:
Series 2007 A, 5% 8/1/32	10,000	10,692
Series 2008 A, 6% 8/1/33	10,000	11,625
Series 2009 A, 5.5% 8/1/29	1,000	1,132
Series 2010 C, 5.25% 8/1/39	2,800	3,034
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,866
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (d)	3,380	3,276
(Disney Parking Proj.):
0% 3/1/11	1,950	1,939
0% 3/1/12	2,180	2,135
0% 3/1/13	6,490	6,215
0% 9/1/14 (AMBAC Insured)	3,860	3,530
0% 3/1/18	3,000	2,294
0% 3/1/19	3,200	2,299
0% 3/1/20	1,000	671
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,164
5.375% 9/1/17 (FSA Insured)	1,095	1,215
5.375% 9/1/18 (FSA Insured)	1,155	1,277
5.375% 9/1/19 (FSA Insured)	1,210	1,332
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series 1999 A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,722
Los Angeles Dept. Arpt. Rev.:
Series 2002 A, 5.25% 5/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,194
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev.: - continued
Series 2006 A:
5% 5/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	$ 1,000	$ 1,108
5% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,990	4,357
5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,410	1,531
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (d)	3,120	3,130
4.75% 8/15/16 (Escrowed to Maturity) (d)	1,395	1,399
4.75% 10/15/20 (Escrowed to Maturity) (d)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	2,800	3,094
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	5,500	5,553
Series 2004 C, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,565
Series 2007 A2, 5% 7/1/44	6,765	7,141
Los Angeles Habor Dept. Rev. 7.6% 10/1/18 (Escrowed to Maturity) (d)	10,690	13,159
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2008 A, 5% 9/1/22	5,500	5,947
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,381
Series 2007 A1, 4.5% 1/1/28	6,900	6,985
Series 2010 KRY, 5.25% 7/1/34	5,000	5,390
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000	11,423
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (d)	1,760	2,140
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,470
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32	500	531
5% 7/1/39	4,095	4,300
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,510
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	617
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 1,212
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	1,318
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,574
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,632
Modesto Irrigation District Ctfs. of Prtn.:
(Cap. Impts. Proj.) Series 2004 B, 5.5% 7/1/35	3,800	4,020
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (d)	5,000	5,851
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	632
Montebello Unified School District Series 2001, 0% 6/1/26 (FSA Insured)	1,580	675
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,981
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	619
Murrieta Valley Unified School District:
Series 1998 A, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,417
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	1,374
Natomas Unified School District Series 2007, 5.25% 8/1/30 (FGIC Insured)	5,150	5,349
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,368
12% 8/1/17 (FSA Insured)	1,000	1,645
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 A, 5% 12/1/24	2,000	2,069
Series 2009 E, 5%, tender 2/7/13 (b)	2,800	3,030
North City West School Facilities Fing. Auth. Spl. Tax:
Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,593
Series 2006 C:
5% 9/1/16 (AMBAC Insured)	1,000	1,062
5% 9/1/17 (AMBAC Insured)	2,735	2,888
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/12	2,500	2,679
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (d)	$ 3,850	$ 5,499
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,100	6,633
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	1,491
Novato Unified School District Series 2002, 5.25% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,048
Oakland Gen. Oblig. Series 2009 B, 6.25% 1/15/39	3,000	3,360
Oakland Joint Powers Fing. Auth. Series 2008 A1, 4.25% 1/1/13 (Assured Guaranty Corp. Insured)	3,000	3,228
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
Series 1993 A, 5% 9/1/21 (Escrowed to Maturity) (d)	1,000	1,193
Series 2003, 5.5% 9/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,111
Oakland Unified School District Alameda County Series 2009 A:
6.5% 8/1/23	2,810	3,293
6.5% 8/1/24	1,220	1,420
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	1,519
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	3,400	3,478
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev. Series 1997, 5.75% 12/1/11 (AMBAC Insured) (c)	4,000	4,167
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) Series 2002, 5.375% 6/1/16 (AMBAC Insured)	3,770	4,086
Oxnard Fin. Auth. Solid Waste Rev. Series 2005, 5% 5/1/12 (AMBAC Insured) (c)	2,065	2,144
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	3,000	3,125
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) Series 1999, 5.8% 8/1/29 (FSA Insured)	6,410	6,448
Placentia Pub. Fing. Auth. Rev.:
3.125% 9/1/12	1,585	1,616
4% 9/1/13	1,855	1,946
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,285
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Placer County Union High School District Series A: - continued
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 606
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	755	783
Port of Oakland Rev.:
Series 2000 K:
5.7% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,245	5,254
5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	4,000	4,010
Series 2002 L:
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,030	3,162
5.5% 11/1/20 (Pre-Refunded to 11/1/12 @ 100) (c)(d)	375	413
Series 2002 N:
5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,800	2,964
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,850	6,159
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,355	3,511
5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,740	2,843
Series 2007 A:
5% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	10,910	11,914
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,885	3,143
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,185	2,381
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	3,572
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	6,705	6,162
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (b)	2,815	2,887
4%, tender 12/1/11 (FSA Insured) (b)	6,500	6,736
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 4.875% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,605
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,825	$ 3,018
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,805	11,135
Series B, 5.7% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	2,036
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series 2004:
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,044
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,144
Series 2005 A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,778
Rocklin Unified School District Series 2002:
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	687
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	1,282
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	600
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	786
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	757
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,232
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,735	6,104
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	1,500	1,566
Series 2003 R, 5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,825	6,998
San Bernardino Cmnty. College District Series A, 6.25% 8/1/33	5,900	6,888
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,134
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (d)	8,300	11,593
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	10,876
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,082
Series 2007, 0% 8/1/17 (FSA Insured)	3,395	2,700
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego County Ctfs. of Prtn.:
(North and East County Justice Facilities Proj.):
5% 11/15/16 (AMBAC Insured)	$ 2,000	$ 2,302
5% 11/15/17 (AMBAC Insured)	2,000	2,293
5% 11/15/18 (AMBAC Insured)	2,000	2,265
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,244
(Univ. of San Diego Proj.) 5.25% 10/1/11	1,705	1,773
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2005:
5% 7/1/14 (AMBAC Insured) (c)	1,000	1,100
5.25% 7/1/16 (AMBAC Insured) (c)	1,400	1,561
5% 7/1/12 (AMBAC Insured) (c)	2,200	2,335
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29	5,000	5,333
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000	3,259
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. 2009 B, 5.75% 8/1/35	3,455	3,888
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series 1997 A:
5.125% 1/1/17 (AMBAC Insured) (c)	6,000	6,016
5.25% 1/1/18 (AMBAC Insured) (c)	4,515	4,527
Second Series 32F, 5.25% 5/1/19	2,500	3,013
Second Series 32H:
5% 5/1/11 (CIFG North America Insured) (c)	2,325	2,386
5% 5/1/12 (CIFG North America Insured) (c)	1,000	1,062
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28	1,000	1,079
6.625% 8/1/39	1,000	1,069
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2002 A, 5% 11/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,810	7,020
Series 2010 D, 5% 11/1/16	5,000	6,049
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	3,080	3,244
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,720	4,050
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.): - continued
5% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,645	$ 3,944
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993, 0% 1/1/27 (Escrowed to Maturity) (d)	4,000	2,302
Series 1997 A:
0% 1/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	3,181
5.5% 1/15/28	1,060	987
Series A:
0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	6,552
0% 1/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,894
0% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,765	1,955
0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	1,006
San Jose Int'l. Arpt. Rev.:
Series 2001 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,020
Series 2007 A:
5% 3/1/17 (AMBAC Insured) (c)	1,180	1,299
5% 3/1/24 (AMBAC Insured) (c)	9,690	10,172
5% 3/1/37 (AMBAC Insured) (c)	10,000	9,714
San Jose Unified School District Santa Clara County:
Series 2002 A, 5.375% 8/1/20 (FSA Insured)	1,895	1,985
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,941
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	2,800	3,167
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,002
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (d)	1,990	1,803
San Mateo County Cmnty. College District:
Series 2006 B, 5% 9/1/38	4,100	4,294
Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,250
San Mateo County Joint Powers Fing. Auth. (Cap. Projects) Series 2009 A, 5.25% 7/15/24	5,280	6,049
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 1,133
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	751
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	710
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,168
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.):
Series 2007 B, 5.125% 2/1/41 (AMBAC Insured)	2,000	2,051
Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	8,000	8,593
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,865	2,032
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	2,556
0% 9/1/22 (AMBAC Insured)	2,900	1,628
0% 9/1/25 (AMBAC Insured)	6,800	3,149
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,015	5,119
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	426
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	1,251
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/26 (FSA Insured)	11,845	12,987
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,023
Sulphur Springs Union School District Series A, 0% 9/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,650
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	16,900	18,072
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	650	650
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,077
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,384
6% 6/1/22	1,100	1,137
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Torrance Unified School District Series 2008 Z, 6% 8/1/33	$ 5,000	$ 5,731
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,683
Ukiah Unified School District 0% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040	2,695
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	752
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	1,858
Univ. of California Revs.:
(Ltd. Proj.):
Series 2005 B, 5% 5/15/33	1,000	1,039
Series 2007 D, 5% 5/15/25	4,250	4,711
(UCLA Med. Ctr. Proj.) Series A:
5.5% 5/15/21 (AMBAC Insured)	785	805
5.5% 5/15/24 (AMBAC Insured)	370	378
Series 2008 L, 5% 5/15/40	3,000	3,196
Series 2009 O, 5.75% 5/15/34	9,900	11,413
Series C, 4.75% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,235
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.) 5.25% 1/1/13	5,360	5,378
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	1,877
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (d)	1,000	1,180
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (d)	1,380	1,629
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	7,700	8,570
Victor Elementary School District Series A, 0% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,375	2,096
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,120	2,315
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	141
5.375% 8/1/16 (FSA Insured)	100	108
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	932
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	816
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	367
5.25% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	$ 3,000	$ 3,214
6.25% 7/1/39	6,000	6,441
Series A:
5% 7/1/23	1,460	1,505
5% 7/1/25	1,665	1,705
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,500	1,652
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,897
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,451
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,201
		1,712,829
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008:
4.625% 10/1/11	535	545
5.375% 10/1/14	1,000	1,099
5.875% 10/1/18	1,565	1,825
		3,469
Puerto Rico - 0.7%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2006 A, 3.136% 7/1/21 (FGIC Insured) (b)	4,600	3,755
Puerto Rico Pub. Bldg. Auth. Rev. Series M2, 5.75%, tender 7/1/17 (b)	7,000	7,805
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,500	1,594
		13,154
Virgin Islands - 0.3%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A1, 5% 10/1/29	1,500	1,545
Series 2009 B, 5% 10/1/25	1,500	1,564
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series A:
5% 10/1/10	$ 445	$ 445
5.25% 10/1/15	1,255	1,378
		4,932
TOTAL INVESTMENT PORTFOLIO - 96.1% (Cost $1,653,281)	1,734,384
NET OTHER ASSETS (LIABILITIES) - 3.9%	70,207
NET ASSETS - 100%	$ 1,804,591
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	44.6%
Transportation	11.0%
Health Care	10.9%
Education	6.5%
Water & Sewer	6.0%
Others* (Individually Less Than 5%)	21.0%
100.0%
*Includes net other assets
Income Tax Information

At February 28, 2010, the Fund had a capital loss carryforward of approximately $24,208,000 of which $22,249,000 and $1,959,000 will expire on February 28, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,653,281)		$ 1,734,384
Cash		56,401
Receivable for investments sold		36
Receivable for fund shares sold		1,334
Interest receivable		19,437
Other receivables		14
Total assets		1,811,606

Liabilities
Payable for investments purchased	$ 2,945
Payable for fund shares redeemed	1,144
Distributions payable	1,936
Accrued management fee	544
Distribution and service plan fees payable	29
Other affiliated payables	385
Other payables and accrued expenses	32
Total liabilities		7,015

Net Assets		$ 1,804,591
Net Assets consist of:
Paid in capital		$ 1,747,017
Undistributed net investment income		1,608
Accumulated undistributed net realized gain (loss) on investments		(25,137)
Net unrealized appreciation (depreciation) on investments		81,103
Net Assets		$ 1,804,591

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	August 31, 2010 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($45,201 ÷ 3,648.5 shares)	$ 12.39

Maximum offering price per share (100/96.00 of $12.39)	$ 12.91
Class T: Net Asset Value and redemption price per share ($5,992 ÷ 482.5 shares)	$ 12.42

Maximum offering price per share (100/96.00 of $12.42)	$ 12.94
Class B: Net Asset Value and offering price per share ($2,660 ÷ 214.9 shares)A	$ 12.38

Class C: Net Asset Value and offering price per share ($19,818 ÷ 1,601.9 shares)A	$ 12.37

California Municipal Income: Net Asset Value, offering price and redemption price per share ($1,703,389 ÷ 137,661.2 shares)	$ 12.37

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,531 ÷ 2,220.8 shares)	$ 12.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended August 31, 2010 (Unaudited)

Investment Income
Interest		$ 40,331

Expenses
Management fee	$ 3,166
Transfer agent fees	613
Distribution and service plan fees	170
Accounting fees and expenses	160
Custodian fees and expenses	12
Independent trustees' compensation	3
Registration fees	69
Audit	25
Legal	6
Miscellaneous	11
Total expenses before reductions	4,235
Expense reductions	(25)	4,210
Net investment income		36,121
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,013
Change in net unrealized appreciation (depreciation) on investment securities		71,083
Net gain (loss)		72,096
Net increase (decrease) in net assets resulting from operations		$ 108,217

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 36,121	$ 68,706
Net realized gain (loss)	1,013	1,693
Change in net unrealized appreciation (depreciation)	71,083	64,016
Net increase (decrease) in net assets resulting from operations	108,217	134,415
Distributions to shareholders from net investment income	(35,918)	(68,323)
Distributions to shareholders from net realized gain	-	(28)
Total distributions	(35,918)	(68,351)
Share transactions - net increase (decrease)	38,570	125,187
Redemption fees	23	18
Total increase (decrease) in net assets	110,892	191,269

Net Assets
Beginning of period	1,693,699	1,502,430
End of period (including undistributed net investment income of $1,608 and undistributed net investment income of $1,405, respectively)	$ 1,804,591	$ 1,693,699

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 G	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.89	$ 11.40	$ 11.63	$ 12.41	$ 12.46	$ 12.56
Income from Investment Operations
Net investment income E	.236	.472	.459	.457	.478	.490
Net realized and unrealized gain (loss)	.499	.486	(.224)	(.711)	.050	(.025)
Total from investment operations	.735	.958	.235	(.254)	.528	.465
Distributions from net investment income	(.235)	(.468)	(.461)	(.457)	(.483)	(.490)
Distributions from net realized gain	-	- H	(.004)	(.069)	(.095)	(.075)
Total distributions	(.235)	(.468)	(.465)	(.526)	(.578)	(.565)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.39	$ 11.89	$ 11.40	$ 11.63	$ 12.41	$ 12.46
Total Return B,C,D	6.25%	8.57%	2.04%	(2.15)%	4.36%	3.78%
Ratios to Average Net Assets F
Expenses before reductions	.74% A	.77%	.75%	.73%	.64%	.65%
Expenses net of fee waivers, if any	.74%A	.77%	.75%	.73%	.64%	.65%
Expenses net of all reductions	.74%A	.77%	.74%	.70%	.62%	.62%
Net investment income	3.89%A	4.05%	3.98%	3.76%	3.88%	3.93%
Supplemental Data
Net assets, end of period (in millions)	$ 45	$ 44	$ 34	$ 20	$ 13	$ 11
Portfolio turnover rate	6%A	15%	26%	27%	23%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008G	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 11.42	$ 11.65	$ 12.43	$ 12.48	$ 12.58
Income from Investment Operations
Net investment incomeE	.237	.477	.464	.458	.466	.477
Net realized and unrealized gain (loss)	.508	.486	(.227)	(.712)	.048	(.027)
Total from investment operations	.745	.963	.237	(.254)	.514	.450
Distributions from net investment income	(.235)	(.473)	(.463)	(.457)	(.469)	(.475)
Distributions from net realized gain	-	-H	(.004)	(.069)	(.095)	(.075)
Total distributions	(.235)	(.473)	(.467)	(.526)	(.564)	(.550)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.42	$ 11.91	$ 11.42	$ 11.65	$ 12.43	$ 12.48
Total ReturnB,C,D	6.32%	8.59%	2.05%	(2.15)%	4.24%	3.66%
Ratios to Average Net AssetsF
Expenses before reductions	.74%A	.73%	.73%	.74%	.75%	.77%
Expenses net of fee waivers, if any	.74%A	.73%	.73%	.74%	.75%	.77%
Expenses net of all reductions	.74%A	.73%	.72%	.70%	.72%	.73%
Net investment income	3.89%A	4.09%	4.00%	3.75%	3.77%	3.81%
Supplemental Data
Net assets, end of period (in millions)	$ 6	$ 6	$ 7	$ 5	$ 5	$ 4
Portfolio turnover rate	6%A	15%	26%	27%	23%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008G	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 11.39	$ 11.62	$ 12.40	$ 12.45	$ 12.55
Income from Investment Operations
Net investment incomeE	.198	.397	.387	.376	.383	.394
Net realized and unrealized gain (loss)	.498	.488	(.228)	(.712)	.049	(.026)
Total from investment operations	.696	.885	.159	(.336)	.432	.368
Distributions from net investment income	(.196)	(.395)	(.385)	(.375)	(.387)	(.393)
Distributions from net realized gain	-	-H	(.004)	(.069)	(.095)	(.075)
Total distributions	(.196)	(.395)	(.389)	(.444)	(.482)	(.468)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.38	$ 11.88	$ 11.39	$ 11.62	$ 12.40	$ 12.45
Total ReturnB,C,D	5.92%	7.90%	1.38%	(2.81)%	3.57%	2.99%
Ratios to Average Net AssetsF
Expenses before reductions	1.37%A	1.40%	1.41%	1.41%	1.41%	1.42%
Expenses net of fee waivers, if any	1.37%A	1.40%	1.41%	1.41%	1.41%	1.42%
Expenses net of all reductions	1.37%A	1.40%	1.40%	1.37%	1.39%	1.39%
Net investment income	3.26%A	3.42%	3.33%	3.08%	3.11%	3.15%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 3	$ 4	$ 5	$ 5	$ 5
Portfolio turnover rate	6%A	15%	26%	27%	23%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008G	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.87	$ 11.38	$ 11.61	$ 12.40	$ 12.44	$ 12.55
Income from Investment Operations
Net investment incomeE	.190	.384	.374	.364	.371	.382
Net realized and unrealized gain (loss)	.499	.488	(.225)	(.721)	.061	(.035)
Total from investment operations	.689	.872	.149	(.357)	.432	.347
Distributions from net investment income	(.189)	(.382)	(.375)	(.364)	(.377)	(.382)
Distributions from net realized gain	-	-H	(.004)	(.069)	(.095)	(.075)
Total distributions	(.189)	(.382)	(.379)	(.433)	(.472)	(.457)
Redemption fees added to paid in capitalE, H	-	-	-	-	-	-
Net asset value, end of period	$ 12.37	$ 11.87	$ 11.38	$ 11.61	$ 12.40	$ 12.44
Total ReturnB,C,D	5.85%	7.78%	1.29%	(2.98)%	3.56%	2.81%
Ratios to Average Net AssetsF
Expenses before reductions	1.50%A	1.51%	1.49%	1.50%	1.50%	1.52%
Expenses net of fee waivers, if any	1.50%A	1.51%	1.49%	1.50%	1.50%	1.52%
Expenses net of all reductions	1.50%A	1.51%	1.48%	1.47%	1.48%	1.49%
Net investment income	3.13%A	3.30%	3.24%	2.99%	3.02%	3.06%
Supplemental Data
Net assets, end of period (in millions)	$ 20	$ 19	$ 12	$ 8	$ 10	$ 10
Portfolio turnover rate	6%A	15%	26%	27%	23%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - California Municipal Income

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008F	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.88	$ 11.38	$ 11.61	$ 12.40	$ 12.45	$ 12.55
Income from Investment Operations
Net investment incomeD	.253	.506	.495	.491	.499	.512
Net realized and unrealized gain (loss)	.489	.497	(.227)	(.722)	.050	(.025)
Total from investment operations	.742	1.003	.268	(.231)	.549	.487
Distributions from net investment income	(.252)	(.503)	(.494)	(.490)	(.504)	(.512)
Distributions from net realized gain	-	-G	(.004)	(.069)	(.095)	(.075)
Total distributions	(.252)	(.503)	(.498)	(.559)	(.599)	(.587)
Redemption fees added to paid in capitalD,G	-	-	-	-	-	-
Net asset value, end of period	$ 12.37	$ 11.88	$ 11.38	$ 11.61	$ 12.40	$ 12.45
Total ReturnB,C	6.32%	9.00%	2.33%	(1.97)%	4.55%	3.97%
Ratios to Average Net AssetsE
Expenses before reductions	.46%A	.47%	.47%	.46%	.47%	.48%
Expenses net of fee waivers, if any	.46%A	.47%	.47%	.46%	.47%	.48%
Expenses net of all reductions	.46%A	.47%	.46%	.43%	.44%	.45%
Net investment income	4.17%A	4.34%	4.27%	4.03%	4.05%	4.10%
Supplemental Data
Net assets, end of period (in millions)	$ 1,703	$ 1,560	$ 1,427	$ 1,543	$ 1,611	$ 1,601
Portfolio turnover rate	6%A	15%	26%	27%	23%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008F	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.90	$ 11.40	$ 11.63	$ 12.42	$ 12.47	$ 12.57
Income from Investment Operations
Net investment incomeD	.250	.503	.491	.486	.493	.509
Net realized and unrealized gain (loss)	.497	.496	(.226)	(.722)	.049	(.025)
Total from investment operations	.747	.999	.265	(.236)	.542	.484
Distributions from net investment income	(.247)	(.499)	(.491)	(.485)	(.497)	(.509)
Distributions from net realized gain	-	-G	(.004)	(.069)	(.095)	(.075)
Total distributions	(.247)	(.499)	(.495)	(.554)	(.592)	(.584)
Redemption fees added to paid in capitalD,G	-	-	-	-	-	-
Net asset value, end of period	$ 12.40	$ 11.90	$ 11.40	$ 11.63	$ 12.42	$ 12.47
Total ReturnB,C	6.35%	8.94%	2.30%	(2.00)%	4.48%	3.94%
Ratios to Average Net AssetsE
Expenses before reductions	.52%A	.51%	.49%	.50%	.53%	.50%
Expenses net of fee waivers, if any	.52%A	.51%	.49%	.50%	.53%	.50%
Expenses net of all reductions	.52%A	.51%	.48%	.47%	.50%	.46%
Net investment income	4.12%A	4.31%	4.24%	3.99%	3.99%	4.08%
Supplemental Data
Net assets, end of period (in millions)	$ 28	$ 62	$ 19	$ 11	$ 8	$ 2
Portfolio turnover rate	6%A	15%	26%	27%	23%	19%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F For the year ended February 29.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity California Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, California Municipal Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards, losses deferred due to futures transactions and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 93,941
Gross unrealized depreciation	(11,354)
Net unrealized appreciation (depreciation)	$ 82,587

Tax cost	$ 1,651,797

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $68,746 and $54,818, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .37% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 54	$ 2
Class T	-%	.25%	8	-
Class B	.65%	.25%	12	9
Class C	.75%	.25%	96	32
			$ 170	$ 43

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Class A	$ 11
Class T	1
Class B*	1
Class C*	3
$ 16

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and shareholder servicing agent for the Fund's Class A, Class T, Class B, Class C, California Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, with respect to all classes of the Fund, to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets*
Class A	$ 22.10
Class T	3.10
Class B	1.09
Class C	11.12
California Municipal Income	547.07
Institutional Class	29.13
	$ 613

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $12 and $13, respectively.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2010	Year ended February 28, 2010
From net investment income
Class A	$ 843	$ 1,662
Class T	122	260
Class B	43	113
Class C	303	529
California Municipal Income	33,659	64,144
Institutional Class	948	1,615
Total	$ 35,918	$ 68,323
From net realized gain
Class A	$ -	$ 1
Class T	-	-*
Class B	-	-*
Class C	-	-*
California Municipal Income	-	26
Institutional Class	-	1
Total	$ -	$ 28

* Amount represents less than $1,000

Semiannual Report

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2010	Year ended February 28, 2010	Six months ended August 31, 2010	Year ended February 28, 2010
Class A
Shares sold	524	2,002	$ 6,308	$ 23,290
Reinvestment of distributions	49	102	593	1,196
Shares redeemed	(602)	(1,396)	(7,229)	(16,330)
Net increase (decrease)	(29)	708	$ (328)	$ 8,156
Class T
Shares sold	46	140	$ 550	$ 1,625
Reinvestment of distributions	8	16	95	186
Shares redeemed	(93)	(242)	(1,122)	(2,825)
Net increase (decrease)	(39)	(86)	$ (477)	$ (1,014)
Class B
Shares sold	23	29	$ 277	$ 344
Reinvestment of distributions	2	4	19	48
Shares redeemed	(27)	(173)	(325)	(2,012)
Net increase (decrease)	(2)	(140)	$ (29)	$ (1,620)
Class C
Shares sold	229	812	$ 2,755	$ 9,452
Reinvestment of distributions	15	26	179	298
Shares redeemed	(259)	(297)	(3,112)	(3,441)
Net increase (decrease)	(15)	541	$ (178)	$ 6,309
California Municipal Income
Shares sold	14,167	28,463	$ 170,184	$ 331,993
Reinvestment of distributions	1,908	3,824	23,014	44,533
Shares redeemed	(9,773)	(26,242)	(117,249)	(304,938)
Net increase (decrease)	6,302	6,045	$ 75,949	$ 71,588
Institutional Class
Shares sold	1,242	4,381	$ 14,876	$ 51,290
Reinvestment of distributions	23	44	283	518
Shares redeemed	(4,260)	(855)	(51,526)	(10,040)
Net increase (decrease)	(2,995)	3,570	$ (36,367)	$ 41,768

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCMI-USAN-1010
1.790937.107

Fidelity®
California Short-Intermediate Tax-Free Bond Fund

Semiannual Report

August 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 to August 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value March 1, 2010	Ending Account Value August 31, 2010	Expenses Paid During Period* March 1, 2010 to August 31, 2010
Actual	.35%	$ 1,000.00	$ 1,028.90	$ 1.79
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.44	$ 1.79

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Sectors as of August 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	28.7	26.9
Escrowed/Pre-Refunded	20.9	20.7
Special Tax	11.0	12.1
Electric Utilities	9.8	8.1
Health Care	8.5	7.9
Weighted Average Maturity as of August 31, 2010
		6 months ago
Years	3.3	3.5

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of August 31, 2010
6 months ago
Years	2.9	3.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of August 31, 2010	As of February 28, 2010
AAA 21.8%	AAA 19.2%
AA,A 69.7%	AA,A 52.3%
BBB 4.1%	BBB 16.5%
BB and Below 0.2%	BB and Below 0.2%
Not Rated 0.4%	Not Rated 0.9%
Short-Term Investments and Net Other Assets 3.8%	Short-Term Investments and Net Other Assets 10.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Semiannual Report

Investments August 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 91.8%
	Principal Amount	Value
California - 90.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Hamlin School Proj.) Series 2007, 4.375% 8/1/13	$ 220,000	$ 230,371
Alameda County Wtr. District Rev.:
2.5% 6/1/14	1,885,000	1,999,382
2.5% 6/1/15	895,000	947,644
2.5% 6/1/16	1,070,000	1,129,877
3% 6/1/15	525,000	567,945
3% 6/1/16	525,000	568,785
Alameda Unified School District Gen. Oblig. Series 2002, 5.5% 7/1/13 (FSA Insured)	125,000	141,656
Alhambra Unified School District Ctfs. of Prtn. 5.5% 4/1/15 (FSA Insured)	1,000,000	1,023,670
Anaheim Union High School District Series 2002 A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	155,000	168,809
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B:
6.25% 8/1/16 (Assured Guaranty Corp. Insured)	370,000	453,087
6.25% 8/1/17 (Assured Guaranty Corp. Insured)	395,000	486,498
6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	553,432
Bay Area Infrastructure Fing. Auth. 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	395,000	395,964
Big Bear Lake Wtr. Rev. 6% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	435,000	446,597
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2002 A:
5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	165,000	180,779
5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	125,000	136,954
California Dept. of Trans. Rev. Series 2004 A:
5% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	355,000	361,894
5% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	138,311
5% 2/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,555,000	6,126,498
California Dept. of Wtr. Resources Central Valley Proj. Rev.:
Series J2, 7% 12/1/12	2,600,000	2,979,210
Series J3, 7% 12/1/12 (Escrowed to Maturity) (c)	70,000	80,500
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5.125% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	1,110,000	1,210,111
5.125% 5/1/19 (Pre-Refunded to 5/1/12 @ 101) (c)	595,000	648,663
5.125% 5/1/19 (Pre-Refunded to 5/1/12 @ 101) (c)	1,920,000	2,093,165
5.25% 5/1/12	135,000	145,546
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series 2002 A:
5.25% 5/1/12 (FSA Insured)	$ 605,000	$ 651,216
5.25% 5/1/20 (Pre-Refunded to 5/1/12 @ 101) (c)	3,000,000	3,276,780
5.375% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	1,655,000	1,811,116
5.375% 5/1/21 (Pre-Refunded to 5/1/12 @ 101) (c)	1,645,000	1,800,173
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101) (c)	11,730,000	12,836,491
5.375% 5/1/22 (Pre-Refunded to 5/1/12 @ 101) (c)	1,440,000	1,575,835
5.5% 5/1/11	1,050,000	1,085,102
5.5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,260,000	2,445,885
5.5% 5/1/13 (AMBAC Insured)	735,000	801,841
5.5% 5/1/15 (Pre-Refunded to 5/1/12 @ 101) (c)	2,100,000	2,302,440
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (c)	6,335,000	6,945,694
5.75% 5/1/17 (Pre-Refunded to 5/1/12 @ 101) (c)	4,150,000	4,567,241
6% 5/1/13	1,670,000	1,835,647
Series 2005 F3, 5% 5/1/21	1,445,000	1,685,535
Series 2010 L, 5% 5/1/17	8,000,000	9,561,200
California Dept. of Wtr. Resources Wtr. Rev. Series W, 5.5% 12/1/13 (FSA Insured)	110,000	128,104
California Econ. Recovery:
Series 2004 A:
5% 7/1/15	1,810,000	2,068,721
5.25% 7/1/12	7,035,000	7,630,020
5.25% 7/1/12 (FGIC Insured)	445,000	482,638
5.25% 7/1/13	3,235,000	3,647,365
5.25% 7/1/14	5,025,000	5,824,980
Series 2008 A, 5% 1/1/11	2,800,000	2,841,468
Series 2008 B, 5%, tender 3/1/11 (b)(c)	5,785,000	5,921,005
Series 2008 B7, 5%, tender 7/1/11 (b)(c)	735,000	763,915
Series 2009 A:
5% 7/1/12 (Escrowed to Maturity) (c)	995,000	1,080,749
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,296,060
5% 7/1/15	2,615,000	2,988,788
5% 7/1/17	3,105,000	3,703,209
5.25% 1/1/11	600,000	609,378
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Econ. Recovery: - continued
Series 2009 A:
5.25% 1/1/11 (Escrowed to Maturity) (c)	$ 4,975,000	$ 5,057,436
5.25% 7/1/13 (Escrowed to Maturity) (c)	4,395,000	4,993,731
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,605,000	5,191,999
5.25% 7/1/14	12,070,000	13,991,544
5.25% 7/1/14 (Escrowed to Maturity) (c)	3,525,000	4,142,862
Series B, 5%, tender 7/1/14 (b)	4,760,000	5,396,412
California Edl. Facilities Auth. Rev.:
(College & Univ. Fing. Prog.) Series 2007, 5% 2/1/13	1,265,000	1,252,514
(Loyola Marymount Univ. Proj.) Series 2010 A, 4% 10/1/13	500,000	538,395
(Santa Clara Univ. Proj.) Series 2008:
5% 4/1/15	500,000	574,270
5% 4/1/16	400,000	466,248
(Stanford Univ. Proj.) Series T4, 5% 3/15/14	3,215,000	3,702,716
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
3% 9/1/15	450,000	473,040
4% 9/1/18	255,000	281,976
5% 9/1/16	300,000	348,030
5% 9/1/17	400,000	467,440
California Gen. Oblig.:
0% 4/1/11	15,000	14,805
4% 8/1/13	500,000	542,325
4.5% 9/1/11 (Pre-Refunded to 9/1/10 @ 100) (c)	20,000	20,000
5% 5/1/11	95,000	97,823
5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	62,003
5% 2/1/12	260,000	276,050
5% 2/1/12	120,000	127,408
5% 2/1/12	110,000	116,325
5% 3/1/12	1,425,000	1,517,924
5% 4/1/12	125,000	133,583
5% 10/1/12	2,000,000	2,171,000
5% 2/1/13	2,205,000	2,418,466
5% 2/1/13	175,000	191,942
5% 6/1/13	1,000,000	1,107,720
5% 10/1/13	50,000	54,167
5% 11/1/13	870,000	975,696
5% 3/1/14	3,675,000	4,143,416
5% 3/1/16	2,500,000	2,875,750
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 2/1/19 (Pre-Refunded to 2/1/12 @ 100) (c)	$ 3,785,000	$ 4,036,400
5% 2/1/33 (Pre-Refunded to 2/1/14 @ 100) (c)	4,225,000	4,861,032
5.25% 10/1/12	110,000	119,970
5.25% 10/1/13	185,000	208,349
5.25% 2/1/14 (FSA Insured)	270,000	302,014
5.25% 2/1/15	40,000	44,414
5.25% 10/1/15 (Pre-Refunded to 10/1/10 @ 100) (c)	75,000	75,296
5.25% 2/1/16	1,000,000	1,092,700
5.25% 9/1/18 (Pre-Refunded to 9/1/10 @ 100) (c)	35,000	35,000
5.25% 12/1/24 (Pre-Refunded to 12/1/10 @ 100) (c)	45,000	45,535
5.25% 4/1/29 (Pre-Refunded to 4/1/14 @ 100) (c)	2,000,000	2,333,340
5.25% 4/1/34 (Pre-Refunded to 4/1/14 @ 100) (c)	7,460,000	8,717,831
5.3% 4/1/29 (Pre-Refunded to 4/1/14 @ 100) (c)	2,750,000	3,213,210
5.5% 4/1/11	45,000	46,302
5.75% 10/1/10	60,000	60,246
5.75% 2/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,433
5.75% 10/1/11	170,000	179,523
5.75% 11/1/11	100,000	106,034
6.25% 9/1/12	470,000	496,273
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C:
5% 3/1/13	1,200,000	1,298,760
5% 3/1/14	2,000,000	2,196,560
(Catholic Healthcare West Proj.):
Series 2004 I, 4.95%, tender 7/1/14 (b)	275,000	302,822
Series 2008 H, 5.125% 7/1/22	1,000,000	1,048,890
Series 2009 C, 5%, tender 7/2/12 (b)	1,700,000	1,809,242
Series 2009 F, 5%, tender 7/1/14 (b)	2,800,000	3,088,372
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/14	50,000	55,416
(Providence Health & Svcs. Proj.) Series 2008 C, 5.25% 10/1/13	750,000	837,398
(Scripps Health Sys. Proj.) Series 2008 A, 5% 10/1/15	1,000,000	1,132,780
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	2,800,000	3,141,124
(Stanford Hosp. and Clinics Proj.) Series 2008 A3, 3.45%, tender 6/15/11 (b)	2,310,000	2,364,308
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(Sutter Health Proj.) Series 2008 A:
5% 8/15/12	$ 2,000,000	$ 2,149,260
5% 8/15/15	1,440,000	1,620,187
5.5% 8/15/16	1,000,000	1,149,980
4.45%, tender 7/1/11 (b)	1,770,000	1,817,206
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) Series 2003 A:
5% 7/1/11 (Escrowed to Maturity) (c)	135,000	140,368
5.25% 7/1/20 (Pre-Refunded to 7/1/13 @ 100) (c)	5,300,000	6,022,019
(California Independent Sys. Operator Corp. Proj.) Series 2008 A, 5% 2/1/12	2,500,000	2,635,400
(Clean Wtr. State Revolving Fund Proj.) Series 2002, 5% 10/1/15	1,660,000	1,811,674
(Pacific Gas and Elec. Co. Proj.) Series 2008 F, 3.75%, tender 9/20/10 (b)	1,500,000	1,501,335
(Performing Arts Ctr. of Los Angeles County Proj.) Series 2007, 4% 12/1/10	100,000	100,818
(The J. Paul Getty Trust Proj.):
Series 2003 A, 3.9%, tender 12/1/11 (b)	3,825,000	3,975,858
Series 2003 C, 3.9%, tender 12/1/11 (b)	1,745,000	1,813,823
Series 2004 A, 4%, tender 12/1/11 (b)	1,695,000	1,763,953
Series 2007 A3, 2.25%, tender 4/1/12 (b)	2,000,000	2,060,060
(Worker's Compensation Relief Proj.) Series 2004 A, 5.25% 10/1/13 (AMBAC Insured)	45,000	51,090
California Muni. Fin. Auth. Ctfs. of Prtn. (Cmnty. Hospitals of Central California Obligated Group Proj.) Series 2009:
5% 2/1/13	1,160,000	1,221,294
5% 2/1/14	1,220,000	1,275,132
5% 2/1/15	1,615,000	1,687,627
California Muni. Fin. Auth. Rev.:
(Eisenhower Med. Ctr. Proj.) Series 2010 A, 5% 7/1/16	1,530,000	1,646,632
(Loma Linda Univ. Proj.) Series 2007:
4.5% 4/1/13	365,000	392,678
5% 4/1/14	200,000	221,710
California Muni. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2004, 3% 9/1/14	3,000,000	2,978,790
Series 2009 A, 2.375%, tender 2/1/13 (b)	3,000,000	2,980,830
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,000,000	$ 6,926,820
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) Series 2010 B, 1%, tender 11/1/10 (b)	2,500,000	2,500,075
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2004 A:
5% 6/1/11	375,000	385,665
5.25% 6/1/12	1,440,000	1,526,429
5.25% 6/1/14	70,000	78,166
(Dept. of Corrections & Rehab. Proj.):
Series 2005 J, 5% 1/1/14 (AMBAC Insured)	2,710,000	2,961,244
Series 2007 F, 4% 11/1/13	165,000	176,944
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	43,524
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5.5% 6/1/14	100,000	110,772
5.5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	55,386
Series 2004 D, 5% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	164,880
(Dept. of Corrections, Various State Prisons Proj.) Series 1993 A, 5.25% 12/1/13 (AMBAC Insured)	2,310,000	2,442,294
(Dept. of Food & Agric. Proj.) Series 2007 H, 4% 11/1/13	335,000	359,251
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E, 5% 11/1/13	935,000	1,031,370
(Judicial Council Proj.) Series 2007 G, 3.7% 11/1/12	110,000	115,342
(Monterey Bay Campus Library Proj.) Series 2009 D:
4% 4/1/15	660,000	701,976
5% 4/1/14	1,270,000	1,396,276
(Regents Univ. of California Proj.) Series A, 5.25% 6/1/12 (AMBAC Insured)	50,000	53,901
(Various California State Univ. Projs.):
Series 2006 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,204,040
Series A, 5.5% 6/1/14	155,000	165,903
Series 2005 L, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490,000	1,675,475
Series 2007 F, 4% 11/1/12	110,000	116,041
Series 2009 G1, 5.25% 10/1/17	2,900,000	3,269,866
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
Series 2010 A, 5% 3/1/15	$ 2,960,000	$ 3,276,720
California State L.A. Univ. Auxiliary Svcs., Inc. Auxiliary Organization Series 2001, 5.25% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	40,000	41,490
California State Univ. Rev.:
Series 2005 B, 5% 11/1/11 (AMBAC Insured)	40,000	42,091
Series 2007 C, 5% 11/1/10 (FSA Insured)	1,005,000	1,012,578
Series 2009 A:
5% 11/1/15	1,000,000	1,174,810
5% 11/1/16	1,485,000	1,767,596
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. Series 2002, 6% 7/1/26 (Pre-Refunded to 7/1/12 @ 101) (c)	35,000	38,831
California Statewide Cmntys. Dev. Auth. Poll. Cont. Rev. (Southern California Edison Co. Proj.):
Series 2006 A, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	1,000,000	1,074,710
Series 2006 B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,000,000	2,148,880
California Statewide Cmntys. Dev. Auth. Rev.:
(Enloe Health Sys. Proj.):
Series 2008 A:
5% 8/15/11	1,050,000	1,078,382
5.5% 8/15/14	1,435,000	1,604,545
Series 2008 B, 5% 8/15/15	60,000	66,149
(John Muir Health Proj.) Series 2009 A, 5% 7/1/15	1,900,000	2,082,058
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (b)	1,000,000	1,042,060
(Kaiser Permanente Health Sys. Proj.):
Series 2001 B, 3.9%, tender 7/1/14 (b)	6,250,000	6,747,938
Series 2004 I, 3.45%, tender 5/1/11 (b)	2,075,000	2,119,779
(Sr. Living Presbyterian Homes Proj.) Series A, 4.5% 11/15/10	445,000	446,642
(St. Joseph Health Sys. Proj.) Series 2007 F, 5% 7/1/14 (FSA Insured)	1,600,000	1,807,536
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	44,375,000	48,989,540
(Thomas Jefferson School of Law Proj.) Series 2001, 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (c)	930,000	993,482
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Cmntys. Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity) (c)	$ 15,000	$ 17,109
5% 10/1/13 (FSA Insured)	40,000	44,850
Calleguas-Las Virgenes Pub. Fing. Auth. Sanitation Sys. Rev. (Las Virgenes Muni. Wtr. District Proj.) Series 2009:
4% 11/1/13	400,000	440,004
4% 11/1/14	300,000	334,638
5% 11/1/15	1,000,000	1,177,530
Carlsbad Unified School District Series 2009 B, 0% 5/1/14	400,000	369,208
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series 1994 A, 7% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,025,000	1,082,082
Central Contra Costa San. District Wastewtr. Rev. Ctfs. of Prtn. Series B:
4% 9/1/14	2,390,000	2,665,089
4% 9/1/16	1,125,000	1,283,580
Central Valley Fing. Auth. Cogeneration Proj. Rev. (Carson Ice-Gen. Proj.) Series 2009, 5% 7/1/16	1,150,000	1,306,308
Cerritos Cmnty. College District Series 2004 C, 4% 8/1/11	400,000	412,972
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101) (c)	30,000	32,991
Chaffey Unified High School District Series 2005, 5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	21,658
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series 2010 A, 4% 8/1/16	3,730,000	4,214,975
Commerce Refuse to Energy Auth. Rev. Series 2005:
5.5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,790,000	1,938,731
5.5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,101,140
Davis Spl. Tax Rev. 5% 9/1/10 (AMBAC Insured)	565,000	565,000
Desert Sands Union School District Ctfs. of Prtn. 5.25% 3/1/14	500,000	550,140
East Bay Reg'l. Park District:
Series 2008 A, 3% 9/1/16	1,000,000	1,095,910
Series 2008, 4% 9/1/13	5,000,000	5,497,500
East Side Union High School District Santa Clara County Series C:
5% 8/1/11 (FSA Insured)	45,000	46,859
Municipal Bonds - continued
	Principal Amount	Value
California - continued
East Side Union High School District Santa Clara County Series C: - continued
5% 8/1/12 (FSA Insured)	$ 55,000	$ 59,448
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	16,243
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.):
4% 5/1/11 (CIFG North America Insured)	240,000	242,940
4% 5/1/12 (CIFG North America Insured)	300,000	311,049
Fontana Unified School District Gen. Oblig.:
3% 5/1/11 (Assured Guaranty Corp. Insured)	385,000	391,499
5.25% 5/1/13 (Assured Guaranty Corp. Insured)	380,000	418,707
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. 4.75% 1/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	35,397
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100) (c)	85,000	92,902
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (c)	2,685,000	3,133,771
Series 2003 B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (c)	775,000	867,675
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	205,000	229,514
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	7,470,000	8,464,780
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	3,290,000	3,728,129
Series 2007 A1, 5% 6/1/11	810,000	824,207
Series B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	1,000,000	1,133,170
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	175,000	198,900
Grossmont-Cuyamaca Cmnty. College District 5% 8/1/12 (Assured Guaranty Corp. Insured)	2,915,000	3,159,510
Indio Pub. Fing. Auth. Lease Rev. Series 2007 B, 3.8%, tender 11/1/12 (b)	500,000	511,880
Jefferson Union High School District Gen. Oblig. Series A, 6.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	52,977
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100) (c)	170,000	192,918
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
3% 8/1/14	$ 100,000	$ 108,858
4% 8/1/15	125,000	142,798
4% 8/1/16	100,000	115,437
4% 8/1/17	175,000	203,992
5% 8/1/19	250,000	311,165
5% 8/1/20	650,000	812,578
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5% 7/1/16 (Assured Guaranty Corp. Insured)	2,390,000	2,707,918
Long Beach Hbr. Rev. Series 2010 B:
5% 5/15/14	1,060,000	1,219,880
5% 5/15/15	1,000,000	1,169,640
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity) (c)	100,000	98,186
(Disney Parking Proj.) 0% 3/1/14	20,000	18,566
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.) First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	35,000	39,322
Series 2009 A, 5% 7/1/14	5,000,000	5,790,050
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.) Series A, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	37,353
(Reg'l. Park & Open Space District Proj.) Series 2005 A:
5% 10/1/12 (FSA Insured)	105,000	114,731
5% 10/1/14 (FSA Insured)	25,000	29,095
Los Angeles Dept. Arpt. Rev. Series 2003 B, 5% 5/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	188,267
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 A1, 5.25% 7/1/11	120,000	124,783
Series 2003 A1:
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	27,030
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,358,740
Los Angeles Gen. Oblig.:
Series 2001 A, 5% 9/1/15 (Pre-Refunded to 9/1/11 @ 100) (c)	60,000	62,835
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Gen. Oblig.: - continued
Series 2002 A, 5.25% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 185,000	$ 209,958
Series 2003 A, 5% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	22,519
Series 2009 A, 4% 9/1/15	2,085,000	2,348,836
Los Angeles Solid Waste Resources Rev. Series 2009 A, 5% 2/1/14	1,160,000	1,311,044
Los Angeles State Bldg. Auth. Lease Rev. (State of California Dept. of Gen. Svcs. Lease Proj.) Series A, 5.625% 5/1/11	15,000	15,452
Los Angeles Unified School District:
(Election of 1997 Proj.):
Series 2002 E:
5.5% 7/1/13 (Pre-Refunded to 7/1/12 @ 100) (c)	40,000	43,773
5.5% 7/1/14 (Pre-Refunded to 7/1/12 @ 100) (c)	1,300,000	1,422,616
Series 2003 F:
4.5% 7/1/13	3,000,000	3,315,060
5% 7/1/14	25,000	27,893
(Election of 2002 Proj.) Series 2003 A:
5% 7/1/13	25,000	27,937
5% 7/1/22 (Pre-Refunded to 7/1/13 @ 100) (c)	5,865,000	6,613,961
5.5% 7/1/15 (Pre-Refunded to 7/1/13 @ 100) (c)	11,855,000	13,535,209
Series 1997 A, 6% 7/1/14	3,055,000	3,627,202
Series 2002:
5.75% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,025,000	4,741,168
5.75% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,802,317
Series 2003 A, 5% 1/1/28 (Pre-Refunded to 7/1/13 @ 100) (c)	7,010,000	7,905,177
Series 2004 I, 5% 7/1/16	3,180,000	3,754,022
Series 2009 KRY, 5% 7/1/15	5,000,000	5,845,000
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A, 5% 12/1/17	1,045,000	1,171,455
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	5,000,000	5,818,350
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 L:
4% 7/1/12 (FSA Insured)	145,000	153,048
4% 7/1/13 (FSA Insured)	175,000	189,396
Municipal Bonds - continued
	Principal Amount	Value
California - continued
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series 2008 L: - continued
5% 7/1/14 (FSA Insured)	$ 2,000,000	$ 2,271,400
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
4% 7/1/13	50,000	54,040
4% 7/1/15	100,000	109,787
4% 7/1/17	85,000	93,403
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	25,000	26,745
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Series 2001 A:
5.25% 3/1/21 (Pre-Refunded to 3/1/11 @ 101) (c)	270,000	279,447
5.375% 7/1/12	1,000,000	1,052,500
Series 2003 A, 5% 7/1/13	35,000	39,533
Series 2004 B, 5% 7/1/11	1,155,000	1,199,548
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/15 (FSA Insured)	2,000,000	2,292,400
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100) (c)	15,000	16,887
Mount Diablo Unified School District Series 2004, 5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,830,000	1,993,877
New Haven Unified School District Series B, 7.9% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	113,479
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101) (c)	45,000	49,456
Newport Beach Rev. (Hoag Memorial Hosp. Presbyterian Proj.):
Series 2009 C, 4%, tender 2/8/11 (b)	2,900,000	2,936,250
Series 2009 D, 5%, tender 2/7/13 (b)	750,000	811,598
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	69,810
5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	41,361
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/11	1,350,000	1,392,566
Northern California Pwr. Agcy. Cap. Facilities Rev. Series 2010 A:
3% 8/1/15	1,705,000	1,794,990
4% 8/1/16	1,335,000	1,469,047
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A, 5% 7/1/16	1,940,000	2,232,086
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Northern California Pwr. Agcy. Rev.: - continued
(Hydroelectric #1 Proj.) Series 2010 A:
5% 7/1/16	$ 1,000,000	$ 1,144,680
5% 7/1/17	2,750,000	3,138,190
(Lodi Energy Ctr. Proj.) Series 2010 A, 5% 6/1/15	2,295,000	2,586,236
Oakland Joint Powers Fing. Auth. Series 2008 A1:
4.25% 1/1/13 (Assured Guaranty Corp. Insured)	1,000,000	1,076,020
5% 1/1/13 (Assured Guaranty Corp. Insured)	1,320,000	1,443,090
Oakland Unified School District Alameda County Series 2005, 5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	63,439
Ohlone Cmnty. College District Series 2010:
4% 8/1/15 (a)	300,000	340,404
4% 8/1/17 (a)	450,000	515,003
4% 8/1/18 (a)	200,000	229,446
Orange County Local Trans. Auth. Sales Tax Rev. Series A, 5.5% 2/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,456
Orange County Rfdg. Recovery Series A, 5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	150,000	155,019
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2009 A:
3% 8/15/13	110,000	117,909
4% 8/15/15	50,000	56,786
Oxnard Fing. Auth. Wastewtr. Rev. 5% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	25,738
Padre Dam Muni. Wtr. District Ctfs. of Prtn. Series 2009 A:
3% 10/1/13	215,000	227,059
3.5% 10/1/14	150,000	161,823
4% 10/1/15	100,000	110,527
4% 10/1/16	100,000	110,847
4% 10/1/17	420,000	464,360
Palos Verdes Peninsula Unified School District Series A, 5.25% 11/1/14 (Pre-Refunded to 11/1/10 @ 101) (c)	50,000	50,908
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D:
4% 8/1/14	285,000	320,046
4% 8/1/15	250,000	284,310
5% 8/1/17	470,000	559,911
5% 8/1/18	505,000	607,959
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Pasadena Unified School District Gen. Oblig.:
(Election of 1997 Proj.) Series C, 4.75% 11/1/24 (Pre-Refunded to 11/1/11 @ 101) (c)	$ 50,000	$ 53,112
Series 2009 A1:
4% 8/1/14	300,000	334,434
5% 8/1/15	1,000,000	1,171,830
5% 11/1/10 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	35,268
Placentia Pub. Fing. Auth. Rev.:
2% 9/1/10	1,000,000	1,000,000
2.625% 9/1/11	750,000	755,408
Pleasanton Unified School District Gen. Oblig.:
Series 1997 F, 4.75% 8/1/25 (Pre-Refunded to 8/1/11 @ 101) (c)	50,000	52,574
Series 2003, 5% 8/1/11 (FSA Insured)	100,000	104,132
Series 2004 B, 5% 8/1/14 (FSA Insured)	60,000	69,558
Pomona Pub. Fing. Auth. Rev.:
5% 2/1/12 (AMBAC Insured)	30,000	31,046
5% 2/1/12 (Escrowed to Maturity) (c)	10,000	10,657
Port of Oakland Rev. Series M, 5% 11/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	85,000	91,377
Poway Unified School District Pub. Fing. Auth. Lease Rev.:
Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	5,400,000	4,962,600
Series 2008 C:
3.125%, tender 12/1/11 (FSA Insured) (b)	1,160,000	1,189,522
4%, tender 12/1/11 (FSA Insured) (b)	1,500,000	1,554,360
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,312,438
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	52,717
Redding Elec. Sys. Rev. Ctfs. of Prtn. Series 2008 A, 4.5% 6/1/11 (FSA Insured)	2,000,000	2,055,860
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.) Series A, 6.5% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	721,385
Sacramento Area Flood Cont. Agcy. Series 2008, 4% 10/1/14 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,128,130
Sacramento City Fing. Auth. Rev.:
(Solid Waste, Redev. and Master Lease Prog. Facilities Proj.) Series 2005, 5% 12/1/14 (FGIC Insured)	40,000	44,002
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Sacramento City Fing. Auth. Rev.: - continued
(Wtr. and Cap. Impt. Proj.) Series 2001 A, 5.5% 12/1/18 (Pre-Refunded to 6/1/11 @ 100) (c)	$ 130,000	$ 135,083
Sacramento Cogeneration Auth. Cogeneration Proj. Rev. (Proctor & Gamble Proj.) Series 2009:
5% 7/1/12	500,000	535,845
5% 7/1/13	625,000	691,013
5% 7/1/14	550,000	621,341
5% 7/1/16	1,275,000	1,470,738
Sacramento County (Pub. Facilities Proj.):
5% 2/1/12	2,000,000	2,084,460
5% 2/1/16	3,000,000	3,230,730
Sacramento Muni. Util. District Elec. Rev. Series 2002 Q, 5.25% 8/15/17 (FSA Insured)	1,000,000	1,085,520
San Bernardino Cmnty. College District Series A:
5% 8/1/16	215,000	257,009
5% 8/1/17	150,000	178,695
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5% 8/1/15	5,000,000	5,508,550
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	3,900,000	3,282,006
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	55,762
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 B:
5% 5/15/12	50,000	53,583
5% 5/15/17	2,725,000	3,240,788
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
5% 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	208,040
5% 8/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,223,674
San Diego Unified School District (Election of 1998 Proj.):
Series 2002 D, 5.25% 7/1/20 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (c)	3,000,000	3,269,550
Series 2003 E:
5.25% 7/1/20 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101) (c)	2,000,000	2,261,840
5.25% 7/1/22 (FSA Insured) (Pre-Refunded to 7/1/13 @ 101) (c)	1,695,000	1,916,909
Series 2004 F, 5% 7/1/16 (FSA Insured)	75,000	85,691
San Francisco Bldg. Auth. Lease Rev. (Dept. Gen. Svcs. Lease Proj.) Series A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	20,843
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 D, 5% 5/1/17 (FSA Insured)	$ 5,000,000	$ 5,907,050
San Francisco City & County Gen. Oblig. (San Francisco Gen. Hosp. Impt. Proj.) Series 2010 A, 5% 6/15/16	11,110,000	13,337,999
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Projs.) Series 2009 B:
4% 8/1/13	905,000	936,937
5% 8/1/16	1,095,000	1,171,124
Series 2007 B, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,640,000	3,883,079
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2002 B, 5% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	650,000	711,458
Series 2010 D, 5% 11/1/16	9,445,000	11,426,561
San Jose Gen. Oblig. (Libraries, Parks and Pub. Safety Projs.) 5% 9/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	47,048
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	25,000	28,885
Santa Clara County Fing. Auth. Lease Rev.:
(VMC Rfdg. Proj.) Series 1997 A, 6% 11/15/12 (AMBAC Insured)	240,000	267,382
Series 2010 N:
5% 5/15/15	1,000,000	1,152,350
5% 5/15/16	1,000,000	1,162,000
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	37,366
Santa Margarita/Dana Point Auth. Rev. (Wtr. Impt. Districts 3, 3A, 4 & 4A Proj.) Series B, 7.25% 8/1/11	1,425,000	1,489,382
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity) (c)	20,000	23,678
Santa Monica Cmnty. College District Gen. Oblig. Series 2010 A:
5% 8/1/14	430,000	500,305
5% 8/1/15	250,000	296,223
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	63,417
Semitropic Impt. District Wtr. Storage Rev. Series 2009 A:
2.5% 12/1/13	300,000	312,957
3% 12/1/14	250,000	266,958
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Semitropic Impt. District Wtr. Storage Rev. Series 2009 A: - continued
5% 12/1/15	$ 300,000	$ 348,318
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series 2004 A, 5% 8/15/11 (FGIC Insured)	1,000,000	1,037,330
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/12	30,000	33,099
6.75% 7/1/13	65,000	75,811
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	229,808
6.75% 7/1/13 (FSA Insured)	1,800,000	2,110,464
Southern California Pub. Pwr. Auth. Transmission Proj. Rev.:
Series 2002 B, 5% 7/1/12 (FSA Insured)	55,000	59,571
Series 2009 A, 5% 7/1/20	2,000,000	2,350,720
Southwestern Cmnty. College District Gen. Oblig.:
Series 2004, 5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100) (c)	45,000	52,528
Series B, 5.25% 8/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	28,497
Stockton Unified School District Gen. Oblig. 5.5% 7/1/11 (FSA Insured)	50,000	52,062
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	20,000	22,050
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series B, 5% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	60,000	62,100
Torrance Unified School District:
Series 2008 Y, 5.375% 8/1/22	1,250,000	1,479,525
Series 2008 Z:
5.25% 8/1/18	1,000,000	1,213,860
5.375% 8/1/22	1,750,000	2,071,335
Turlock Irrigation District Rev. Series 2010 A, 5% 1/1/14	1,230,000	1,375,595
Univ. of California Revs.:
(Multiple Purp. Projs.) Series Q, 5% 9/1/11 (FSA Insured)	50,000	52,276
Series 2009 O, 5% 5/15/17	1,000,000	1,196,220
Series 2010 S, 5% 5/15/16	1,785,000	2,127,202
Series A, 5% 5/15/12 (AMBAC Insured)	100,000	107,678
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Washington Township Health Care District Gen. Oblig. Series 2009 A, 6.5% 8/1/14	$ 1,600,000	$ 1,889,392
Washington Township Health Care District Rev.:
Series 2009 A:
4.5% 7/1/11	100,000	103,308
4.5% 7/1/12	275,000	292,284
4.5% 7/1/13	250,000	270,540
5% 7/1/14	300,000	328,701
5% 7/1/15	520,000	562,994
5% 7/1/16	200,000	215,792
Series A, 5% 7/1/12	385,000	416,924
Western Riverside County Trust & Wastewtr. Fin. Auth.:
4% 9/1/14 (Assured Guaranty Corp. Insured)	500,000	547,270
5% 9/1/13 (Assured Guaranty Corp. Insured)	500,000	555,095
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity) (c)	40,000	37,861
Whittier School District Gen. Oblig. Series D, 5% 8/1/11 (FSA Insured)	25,000	26,021
		645,913,068
Commonwealth Of Mariannas - 0.5%
Northern Mariana Islands Gen. Oblig. Series 2003 A, 6.75% 10/1/33 (Pre-Refunded to 10/1/13 @ 100) (c)	3,000,000	3,536,550
Puerto Rico - 0.4%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 1996, 6.5% 7/1/12 (FSA Insured)	1,140,000	1,241,061
Series 2003 B, 5.5% 7/1/11 (FGIC Insured)	250,000	258,823
6.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	81,152
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,067,540
		2,648,576
Virgin Islands - 0.9%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A:
5% 10/1/14	640,000	698,016
5% 10/1/15	600,000	657,594
(Sr. Lien/Working Cap. Proj.) Series 2010 A, 5% 10/1/16	1,000,000	1,111,510
Series 2006, 4% 10/1/10 (FGIC Insured)	580,000	579,472
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A, 6% 10/1/14	$ 1,250,000	$ 1,414,438
Series 2009 B, 5% 10/1/16	2,000,000	2,217,160
		6,678,190
TOTAL MUNICIPAL BONDS (Cost $629,459,133)		658,776,384
Municipal Notes - 4.4%

California - 4.4%
Baldwin Park Unified School District Gen. Oblig. BAN Series 2009, 0% 8/1/14	1,500,000	1,376,970
California Gen. Oblig. Series 2005 B3, 0.27%, LOC JPMorgan Chase Bank, VRDN (b)	12,000,000	12,000,000
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2004 K, 0.27%, LOC Bank of America NA, VRDN (b)	8,000,000	8,000,000
California Statewide Cmntys. Dev. Auth. Rev. (Los Angeles County Museum of Art Proj.) Series 2008 C, 0.26%, LOC Wells Fargo Bank NA, VRDN (b)	10,000,000	10,000,000
TOTAL MUNICIPAL NOTES (Cost $31,236,202)		31,376,970
TOTAL INVESTMENT PORTFOLIO - 96.2% (Cost $660,695,335)		690,153,354
NET OTHER ASSETS (LIABILITIES) - 3.8%		26,984,505
NET ASSETS - 100%		$ 717,137,859
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows: (Unaudited)
General Obligations	28.7%
Escrowed/Pre-Refunded	20.9%
Special Tax	11.0%
Electric Utilities	9.8%
Health Care	8.5%
Water & Sewer	7.2%
Other	6.6%
Others* (Individually Less Than 5%)	7.3%
100.0%
*Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $660,695,335)		$ 690,153,354
Cash		31,947,338
Receivable for investments sold		28,687
Receivable for fund shares sold		2,725,325
Interest receivable		6,602,636
Receivable from investment adviser for expense reductions		70,729
Other receivables		13,409
Total assets		731,541,478

Liabilities
Payable for investments purchased Regular delivery	$ 12,059,353
Delayed delivery	1,078,658
Payable for fund shares redeemed	593,933
Distributions payable	260,135
Accrued management fee	216,845
Other affiliated payables	161,227
Other payables and accrued expenses	33,468
Total liabilities		14,403,619

Net Assets		$ 717,137,859
Net Assets consist of:
Paid in capital		$ 687,650,705
Undistributed net investment income		11,827
Accumulated undistributed net realized gain (loss) on investments		17,308
Net unrealized appreciation (depreciation) on investments		29,458,019
Net Assets, for 66,365,386 shares outstanding		$ 717,137,859
Net Asset Value, offering price and redemption price per share ($717,137,859 ÷ 66,365,386 shares)		$ 10.81

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2010 (Unaudited)

Investment Income
Interest		$ 8,996,810

Expenses
Management fee	$ 1,214,455
Transfer agent fees	242,254
Accounting fees and expenses	77,412
Custodian fees and expenses	4,683
Independent trustees' compensation	1,144
Registration fees	17,421
Audit	26,179
Legal	2,003
Miscellaneous	3,714
Total expenses before reductions	1,589,265
Expense reductions	(444,763)	1,144,502
Net investment income		7,852,308
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		66,566
Change in net unrealized appreciation (depreciation) on investment securities		11,107,403
Net gain (loss)		11,173,969
Net increase (decrease) in net assets resulting from operations		$ 19,026,277

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2010 (Unaudited)	Year ended February 28, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 7,852,308	$ 12,060,250
Net realized gain (loss)	66,566	1,381,467
Change in net unrealized appreciation (depreciation)	11,107,403	12,143,954
Net increase (decrease) in net assets resulting from operations	19,026,277	25,585,671
Distributions to shareholders from net investment income	(7,851,147)	(12,054,589)
Distributions to shareholders from net realized gain	(478,730)	(782,339)
Total distributions	(8,329,877)	(12,836,928)
Share transactions Proceeds from sales of shares	216,319,254	499,404,677
Reinvestment of distributions	6,725,785	10,287,397
Cost of shares redeemed	(142,064,122)	(252,046,469)
Net increase (decrease) in net assets resulting from share transactions	80,980,917	257,645,605
Redemption fees	7,494	14,781
Total increase (decrease) in net assets	91,684,811	270,409,129

Net Assets
Beginning of period	625,453,048	355,043,919
End of period (including undistributed net investment income of $11,827 and undistributed net investment income of $10,666, respectively)	$ 717,137,859	$ 625,453,048
Other Information Shares
Sold	20,318,853	47,603,269
Issued in reinvestment of distributions	631,125	979,077
Redeemed	(13,358,629)	(24,097,470)
Net increase (decrease)	7,591,349	24,484,876

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2010	Years ended February 28,
	(Unaudited)	2010	2009	2008 G	2007	2006 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.35	$ 10.09	$ 10.08	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income D	.126	.263	.295	.335	.328	.105
Net realized and unrealized gain (loss)	.178	.308	.263	.017	.021	.059
Total from investment operations	.304	.571	.558	.352	.349	.164
Distributions from net investment income	(.126)	(.266)	(.299)	(.336)	(.328)	(.104)
Distributions from net realized gain	(.008)	(.015)	-	(.007)	(.001)	-
Total distributions	(.134)	(.281)	(.299)	(.343)	(.329)	(.104)
Redemption fees added to paid in capital D	- H	- H	.001	.001	- H	- H
Net asset value, end of period	$ 10.81	$ 10.64	$ 10.35	$ 10.09	$ 10.08	$ 10.06
Total Return B, C	2.89%	5.58%	5.62%	3.55%	3.54%	1.64%
Ratios to Average Net Assets F
Expenses before reductions	.48% A	.50%	.49%	.52%	.57%	.94% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.34% A	.35%	.31%	.27%	.26%	.23% A
Net investment income	2.35% A	2.51%	2.90%	3.32%	3.27%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 717,138	$ 625,453	$ 355,044	$ 147,546	$ 102,049	$ 54,387
Portfolio turnover rate	10% A	19%	18%	13%	16%	0% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 25, 2005 (commencement of operations) to February 28, 2006.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

G For the year ended February 29.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2010 (Unaudited)

1. Organization.

Fidelity California Short-Intermediate Tax-Free Bond Fund (the Fund) is a non-diversified fund of Fidelity California Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of California.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 29,603,307
Gross unrealized depreciation	(144,237)
Net unrealized appreciation (depreciation)	$ 29,459,070

Tax cost	$ 660,694,284

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $126,801,117 and $30,100,263, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer, dividend disbursing and shareholder servicing agent functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,252 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .35% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $419,949.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $4,682, $20,115 and $17, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

CSI-USAN-1010
1.817079.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	October 20, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 20, 2010